UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.33%
Actual		$ 1,000.00	$ 1,069.10	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.59%
Actual		$ 1,000.00	$ 1,068.10	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Class B	2.12%
Actual		$ 1,000.00	$ 1,064.90	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.14%
Actual		$ 1,000.00	$ 1,065.00	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Global Balanced	1.04%
Actual		$ 1,000.00	$ 1,070.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,070.60	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America* 42.2%
Japan 15.0%
Germany 9.0%
United Kingdom 7.9%
Canada 3.1%
Australia 3.1%
Italy 3.1%
France 2.7%
Switzerland 2.5%
Other 11.4%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America* 43.0%
Japan 17.5%
United Kingdom 8.0%
Canada 4.9%
Germany 4.7%
Italy 3.9%
France 2.3%
Netherlands 2.0%
Australia 1.8%
Other 11.9%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	60.7	53.4
Bonds	34.1	42.0
Convertible Securities	0.1	0.0
Other Investments	0.0	0.2
Short-Term Investments and Net Other Assets (Liabilities)	5.1	4.4
Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc. (United States of America)	1.6	0.7
Google, Inc. Class A (United States of America)	1.6	0.0
Cabot Oil & Gas Corp. (United States of America)	1.4	0.7
Eastman Chemical Co. (United States of America)	1.4	0.0
MasterCard, Inc. Class A (United States of America)	1.4	1.6
	7.4
Top Five Bond Issuers as of April 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.2	12.0
German Federal Republic	6.3	3.0
U.S. Treasury Obligations	3.3	3.1
Italian Republic	1.6	2.9
Canadian Government	0.7	1.4
	19.1
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	17.4
Consumer Discretionary	9.5	10.0
Health Care	8.6	7.1
Information Technology	7.9	6.0
Consumer Staples	7.4	5.9
Industrials	7.2	6.4
Energy	5.3	7.1
Materials	4.9	3.4
Telecommunication Services	1.4	2.8
Utilities	1.3	1.8

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value
Australia - 3.0%
Acrux Ltd.	91,920	$ 384,986
Ainsworth Game Technology Ltd.	83,616	330,269
AMP Ltd.	208,842	1,169,135
Asciano Ltd.	90,303	505,532
Australia & New Zealand Banking Group Ltd.	43,722	1,443,199
BHP Billiton Ltd.	52,932	1,779,519
Cochlear Ltd.	3,707	253,564
Commonwealth Bank of Australia	37,834	2,880,893
Computershare Ltd.	97,957	1,008,412
CSL Ltd.	19,564	1,276,955
Goodman Group unit	64,529	348,535
Leighton Holdings Ltd.	28,186	584,116
Macquarie Group Ltd.	17,441	708,598
Origin Energy Ltd.	43,921	560,965
QBE Insurance Group Ltd.	48,231	668,514
SP AusNet unit	195,776	254,716
Spark Infrastructure Group unit	234,753	435,629
Suncorp-Metway Ltd.	85,683	1,152,982
Telstra Corp. Ltd.	161,398	833,260
Wotif.com Holdings Ltd.	86,159	456,431
TOTAL AUSTRALIA		17,036,210
Austria - 0.1%
Erste Group Bank AG	18,600	582,987
Bailiwick of Jersey - 0.2%
Informa PLC	66,388	492,932
Wolseley PLC	10,694	528,745
TOTAL BAILIWICK OF JERSEY		1,021,677
Belgium - 0.5%
Anheuser-Busch InBev SA NV (e)	18,000	1,729,270
KBC Groupe SA	13,771	540,444
UCB SA	6,700	396,002
TOTAL BELGIUM		2,665,716
Bermuda - 0.5%
Biosensors International Group Ltd. (a)	576,000	561,176
Bunge Ltd.	5,200	375,492
Jardine Strategic Holdings Ltd.	7,000	273,000
Nine Dragons Paper (Holdings) Ltd.	423,000	366,847
Pacific Basin Shipping Ltd.	685,000	391,043
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	190,000	$ 367,261
Signet Jewelers Ltd.	5,800	398,634
TOTAL BERMUDA		2,733,453
Canada - 2.4%
Agnico Eagle Mines Ltd. (Canada)	1,000	32,280
Agrium, Inc.	600	55,000
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	139,742
Bank of Montreal (e)	2,300	144,262
Bank of Nova Scotia	4,300	247,940
Barrick Gold Corp.	4,100	80,824
BCE, Inc.	3,300	154,575
Boardwalk (REIT)	600	39,230
Brookfield Asset Management, Inc. Class A	3,400	131,248
Brookfield Properties Corp.	2,200	40,508
Calfrac Well Services Ltd.	500	12,700
Canadian Imperial Bank of Commerce	1,300	103,966
Canadian National Railway Co.	1,800	176,221
Canadian Natural Resources Ltd.	3,500	102,660
Canadian Oil Sands Ltd.	1,500	29,465
Canadian Pacific Railway Ltd.	57,900	7,216,164
Catamaran Corp. (a)	3,100	178,994
Cenovus Energy, Inc.	2,700	80,803
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000	63,328
CI Financial Corp.	1,800	50,403
Copper Mountain Mining Corp. (a)	4,200	8,421
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,911
Cott Corp.	47,000	516,443
Crescent Point Energy Corp.	1,100	42,015
Dollarama, Inc.	360	26,372
Eldorado Gold Corp.	1,050	8,307
Enbridge, Inc.	4,000	190,342
First Quantum Minerals Ltd.	4,674	81,608
Gildan Activewear, Inc.	2,000	80,421
Goldcorp, Inc.	15,000	443,992
Imperial Oil Ltd.	1,200	47,740
Intact Financial Corp.	1,550	94,466
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	34,915
Keyera Corp.	823	51,408
Loblaw Companies Ltd.	1,000	42,434
Magna International, Inc. Class A (sub. vtg.)	1,200	72,182
Manulife Financial Corp.	8,200	121,195
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	1,300	$ 88,159
National Bank of Canada	600	45,352
Norbord, Inc. (a)	1,400	46,692
Open Text Corp.	600	39,206
Pembina Pipeline Corp.	2,300	75,499
Precision Drilling Corp.	200	1,622
Quebecor, Inc. Class B (sub. vtg.)	1,200	55,864
Research In Motion Ltd. (a)	1,700	27,693
RioCan (REIT)	2,200	64,442
Rogers Communications, Inc. Class B (non-vtg.)	1,550	76,450
Royal Bank of Canada	5,300	319,752
Saputo, Inc.	600	30,892
Silver Wheaton Corp.	1,000	24,448
Sun Life Financial, Inc.	2,600	73,346
Suncor Energy, Inc.	4,472	139,427
TELUS Corp.	3,200	115,142
The Toronto-Dominion Bank	3,400	278,729
Tim Hortons, Inc. (Canada)	600	32,506
Tourmaline Oil Corp. (a)	2,400	95,219
TransCanada Corp.	3,700	183,412
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	235,396
Vermilion Energy, Inc.	1,600	82,108
West Fraser Timber Co. Ltd.	900	78,579
Yamana Gold, Inc.	5,000	61,889
TOTAL CANADA		13,219,309
Cayman Islands - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	30,800	589,204
SouFun Holdings Ltd. ADR	18,500	473,415
Tencent Holdings Ltd.	19,900	682,639
TOTAL CAYMAN ISLANDS		1,745,258
China - 0.0%
Great Wall Motor Co. Ltd. (H Shares)	67,000	290,529
Denmark - 0.4%
Coloplast A/S Series B	8,300	451,573
FLSmidth & Co. A/S	6,700	389,732
Novo Nordisk A/S Series B	8,875	1,562,220
TOTAL DENMARK		2,403,525
Common Stocks - continued
	Shares	Value
Finland - 0.3%
Amer Group PLC (A Shares)	27,400	$ 466,211
Raisio Group PLC (V Shares)	57,000	243,965
Sampo Oyj (A Shares)	21,329	851,104
TOTAL FINLAND		1,561,280
France - 2.0%
Atos Origin SA	6,651	462,915
AXA SA	54,600	1,022,136
BNP Paribas SA	24,772	1,380,300
Christian Dior SA	8,100	1,411,817
Ipsos SA	7,300	244,670
Legrand SA	12,600	587,163
PPR SA	5,700	1,253,980
Publicis Groupe SA	10,600	737,350
Sanofi SA	23,831	2,576,503
Schneider Electric SA (e)	13,500	1,029,394
Technip SA	5,000	536,657
TOTAL FRANCE		11,242,885
Germany - 2.3%
adidas AG	8,400	877,247
BASF AG (e)	16,714	1,561,056
Bayer AG	16,700	1,742,291
Beiersdorf AG	5,000	452,570
Brenntag AG	3,600	613,725
CTS Eventim AG	11,536	445,515
Daimler AG (Germany)	17,942	992,761
Deutsche Bank AG	6,300	290,008
Deutsche Boerse AG	9,000	561,811
Deutsche Post AG	33,596	797,281
ElringKlinger AG	9,200	300,294
GEA Group AG	16,259	549,975
GSW Immobilien AG	9,400	377,198
HeidelbergCement Finance AG	8,200	590,381
Linde AG	5,800	1,096,861
SAP AG	18,218	1,452,374
TOTAL GERMANY		12,701,348
Hong Kong - 0.8%
AIA Group Ltd.	391,200	1,736,673
BOC Hong Kong (Holdings) Ltd.	100,000	344,066
Lenovo Group Ltd.	516,000	471,439
SJM Holdings Ltd.	196,000	494,032
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Techtronic Industries Co. Ltd.	264,000	$ 630,730
Wharf Holdings Ltd.	100,000	892,380
TOTAL HONG KONG		4,569,320
Ireland - 1.8%
Accenture PLC Class A	48,000	3,909,120
Alkermes PLC (a)	26,000	795,860
DCC PLC (Ireland)	14,500	530,672
Dragon Oil PLC	34,400	338,245
Eaton Corp. PLC	26,000	1,596,660
FBD Holdings PLC	23,900	388,245
Greencore Group PLC	272,300	450,471
James Hardie Industries PLC CDI	58,327	613,141
Kingspan Group PLC (United Kingdom)	34,600	417,731
Ryanair Holdings PLC sponsored ADR	12,000	520,080
Trinity Biotech PLC sponsored ADR	31,000	495,690
TOTAL IRELAND		10,055,915
Israel - 0.1%
Israel Chemicals Ltd.	24,200	287,835
Sarin Technologies Ltd.	315,500	356,049
TOTAL ISRAEL		643,884
Italy - 0.8%
Astaldi SpA	52,900	365,402
Azimut Holding SpA	22,200	412,816
Banca Popolare dell'Emilia Romagna Scrl	44,900	380,213
Beni Stabili SpA SIIQ	670,500	472,413
Enel SpA	102,222	395,248
ENI SpA	64,500	1,539,383
Prada SpA	48,400	436,278
Prysmian SpA	24,300	490,589
TOTAL ITALY		4,492,342
Japan - 4.6%
Aozora Bank Ltd.	97,000	303,911
Asahi Kasei Corp.	93,000	625,179
Bridgestone Corp.	21,300	803,935
Canon, Inc.	12,900	463,942
Credit Saison Co. Ltd.	14,500	424,148
Dai-ichi Mutual Life Insurance Co.	176	242,610
DeNA Co. Ltd.	18,200	518,447
Don Quijote Co. Ltd.	8,700	474,063
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd.	19,000	$ 290,223
Hitachi Chemical Co. Ltd.	27,400	429,540
Hitachi Metals Ltd.	49,000	506,589
INPEX Corp.	71	343,591
Itochu Corp.	58,500	725,368
Japan Tobacco, Inc.	67,500	2,551,584
JSR Corp.	13,400	308,469
KDDI Corp.	17,400	836,720
Makita Corp.	6,800	414,787
Mitsubishi Corp.	16,300	293,437
Mitsubishi UFJ Financial Group, Inc.	144,900	983,124
Mitsui & Co. Ltd.	34,300	472,539
Mitsui Fudosan Co. Ltd.	18,000	612,594
Mizuho Financial Group, Inc.	138,200	304,103
MS&AD Insurance Group Holdings, Inc.	13,300	356,848
Nihon Parkerizing Co. Ltd.	17,000	346,276
Nissan Motor Co. Ltd.	88,400	922,216
Nitori Holdings Co. Ltd.	2,750	207,467
Nomura Research Institute Ltd.	8,000	240,982
NTT DoCoMo, Inc.	192	317,932
NTT Urban Development Co.	241	357,321
ORIX Corp.	103,100	1,581,998
Park24 Co. Ltd.	3,500	70,623
Rakuten, Inc.	47,000	501,319
Rohto Pharmaceutical Co. Ltd.	25,000	350,194
Saint-Care Holding Corp.	3,800	63,850
Shin-Etsu Chemical Co. Ltd.	9,100	613,453
Softbank Corp.	14,800	733,990
Stanley Electric Co. Ltd.	33,900	650,187
Sumitomo Mitsui Financial Group, Inc.	30,000	1,418,021
Sumitomo Mitsui Trust Holdings, Inc.	158,000	794,030
Sumitomo Rubber Industries Ltd.	30,800	568,725
Takashimaya Co. Ltd.	15,000	177,305
Terumo Corp.	7,000	347,763
Toray Industries, Inc.	114,000	801,479
Toyota Motor Corp.	15,200	882,175
Yahoo! Japan Corp.	751	377,370
Yamada Denki Co. Ltd.	3,900	188,208
TOTAL JAPAN		25,798,635
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Eurofins Scientific SA	1,800	$ 391,134
Samsonite International SA	173,700	427,527
TOTAL LUXEMBOURG		818,661
Netherlands - 0.2%
ASML Holding NV (Netherlands)	9,719	723,219
LyondellBasell Industries NV Class A	4,000	242,800
TOTAL NETHERLANDS		966,019
New Zealand - 0.1%
Fletcher Building Ltd.	46,766	353,436
Norway - 0.4%
DnB ASA	56,200	918,555
Merkantildata ASA	35,400	379,077
Telenor ASA	42,400	952,925
TOTAL NORWAY		2,250,557
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	69,398	534,551
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	8,900	453,900
Singapore - 0.1%
Great Eastern Holdings Ltd.	15,000	216,043
K-REIT Asia	14,220	17,433
Keppel Corp. Ltd.	71,100	618,236
TOTAL SINGAPORE		851,712
South Africa - 0.0%
Nampak Ltd.	60,000	220,516
Spain - 0.2%
Criteria CaixaCorp SA (e)	188,900	699,298
Repsol YPF SA	26,938	631,473
TOTAL SPAIN		1,330,771
Sweden - 0.4%
ASSA ABLOY AB (B Shares) (e)	16,000	637,181
Svenska Cellulosa AB (SCA) (B Shares)	25,600	664,781
Svenska Handelsbanken AB (A Shares)	19,000	863,070
TOTAL SWEDEN		2,165,032
Switzerland - 2.5%
ACE Ltd.	3,000	267,420
Common Stocks - continued
	Shares	Value
Switzerland - continued
Adecco SA (Reg.)	9,793	$ 523,775
Aryzta AG	11,200	695,031
Nestle SA	53,954	3,847,595
Partners Group Holding AG	2,390	613,051
Roche Holding AG (participation certificate)	14,059	3,513,994
Schindler Holding AG (participation certificate)	5,164	774,211
Syngenta AG (Switzerland)	2,851	1,218,858
UBS AG	71,948	1,283,439
Zurich Insurance Group AG	3,708	1,035,273
TOTAL SWITZERLAND		13,772,647
Turkey - 0.1%
Coca-Cola Icecek A/S	14,000	390,462
United Kingdom - 5.5%
Anglo American PLC (United Kingdom)	14,500	352,494
Associated British Foods PLC	22,300	670,278
Barclays PLC	234,472	1,046,326
BG Group PLC	24,000	404,306
BHP Billiton PLC	50,654	1,425,038
British American Tobacco PLC (United Kingdom)	43,900	2,433,608
British Land Co. PLC	60,496	558,660
Bunzl PLC	27,700	550,326
Centrica PLC	197,000	1,135,297
Compass Group PLC	65,000	855,197
Dechra Pharmaceuticals PLC	41,800	466,198
Diageo PLC	54,436	1,662,345
Galliford Try PLC	29,300	448,532
GlaxoSmithKline PLC	53,100	1,370,059
HSBC Holdings PLC (United Kingdom)	106,800	1,169,673
ICAP PLC	86,700	387,596
ITV PLC	266,400	520,990
Kingfisher PLC	99,800	485,381
London Stock Exchange Group PLC	25,800	537,425
Meggitt PLC	78,500	571,401
Next PLC	9,700	656,792
Prudential PLC	72,465	1,246,005
Rolls-Royce Group PLC	57,827	1,015,029
Royal Dutch Shell PLC Class B (United Kingdom)	73,977	2,594,924
Schroders PLC	13,400	486,028
Serco Group PLC	54,152	520,264
SIG PLC	190,900	480,682
Standard Chartered PLC (United Kingdom)	50,566	1,270,100
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Wimpey PLC	532,500	$ 769,258
Tesco PLC	200,300	1,139,224
Unilever PLC	34,400	1,490,440
Vodafone Group PLC	518,000	1,580,572
William Hill PLC	81,600	539,969
TOTAL UNITED KINGDOM		30,840,417
United States of America - 30.3%
AbbVie, Inc.	20,000	921,000
AMC Networks, Inc. Class A (a)	5,000	315,050
American International Group, Inc. (a)	8,000	331,360
American Tower Corp.	44,300	3,720,757
Ameriprise Financial, Inc.	27,700	2,064,481
Amgen, Inc.	51,900	5,408,499
Amphenol Corp. Class A	18,000	1,359,360
Bank of America Corp.	413,000	5,084,030
Beam, Inc.	6,500	420,615
Berkshire Hathaway, Inc. Class B (a)	27,000	2,870,640
Biogen Idec, Inc. (a)	15,000	3,283,950
BlackRock, Inc. Class A	2,300	612,950
Cabela's, Inc. Class A (a)	40,000	2,568,000
Cabot Oil & Gas Corp.	117,000	7,961,850
Celgene Corp. (a)	21,000	2,479,470
Citigroup, Inc.	192,000	8,958,720
Colgate-Palmolive Co.	3,600	429,876
Comcast Corp. Class A	98,000	4,047,400
Cummins, Inc.	2,000	212,780
Discovery Communications, Inc. (a)	74,000	5,832,680
Eastman Chemical Co.	117,000	7,798,050
eBay, Inc. (a)	40,000	2,095,600
Ecolab, Inc.	40,000	3,384,800
EQT Corp.	20,000	1,502,400
Estee Lauder Companies, Inc. Class A	51,900	3,599,265
Gap, Inc.	6,000	227,940
Gilead Sciences, Inc. (a)	92,400	4,679,136
Google, Inc. Class A (a)	10,700	8,822,899
H&R Block, Inc.	31,000	859,940
Home Depot, Inc.	65,000	4,767,750
Illumina, Inc. (a)	5,000	323,450
ITC Holdings Corp.	8,000	737,760
J.B. Hunt Transport Services, Inc.	45,300	3,219,471
Kansas City Southern	10,000	1,090,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Kroger Co.	65,900	$ 2,265,642
lululemon athletica, Inc. (a)	100	7,613
MasterCard, Inc. Class A	14,000	7,741,020
McCormick & Co., Inc. (non-vtg.)	6,000	431,640
Mead Johnson Nutrition Co. Class A	24,000	1,946,160
Medivation, Inc. (a)	69,000	3,636,990
Monsanto Co.	7,000	747,740
Netflix, Inc. (a)	7,200	1,555,704
Noble Energy, Inc.	24,000	2,718,960
Onyx Pharmaceuticals, Inc. (a)	54,000	5,119,200
Oracle Corp.	12,400	406,472
Philip Morris International, Inc.	4,500	430,155
Pioneer Natural Resources Co.	28,300	3,459,109
Post Holdings, Inc. (a)	14,000	613,060
Prestige Brands Holdings, Inc. (a)	83,000	2,236,850
PulteGroup, Inc. (a)	15,200	319,048
PVH Corp.	26,000	3,000,660
Saia, Inc. (a)	31,000	1,268,520
SciQuest, Inc. (a)	42,000	960,120
Sempra Energy	18,000	1,491,300
ServiceNow, Inc.	32,000	1,310,720
SolarWinds, Inc. (a)	6,000	305,100
Southwest Airlines Co.	90,500	1,239,850
Spirit Airlines, Inc. (a)	11,000	293,700
SS&C Technologies Holdings, Inc. (a)	12,000	368,280
Teledyne Technologies, Inc. (a)	7,000	525,420
The Blackstone Group LP	100,000	2,055,000
The Cooper Companies, Inc.	22,700	2,506,080
The Travelers Companies, Inc.	37,000	3,160,170
The Walt Disney Co.	28,000	1,759,520
Toll Brothers, Inc. (a)	8,000	274,480
TripAdvisor, Inc. (a)	16,000	841,280
United Technologies Corp.	12,000	1,095,480
UnitedHealth Group, Inc.	25,000	1,498,250
Visa, Inc. Class A	16,000	2,695,360
Wal-Mart Stores, Inc.	51,700	4,018,124
Workday, Inc. Class A (e)	38,000	2,380,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Wyndham Worldwide Corp.	2,000	$ 120,160
Yahoo!, Inc. (a)	41,000	1,013,930
TOTAL UNITED STATES OF AMERICA		169,810,196
TOTAL COMMON STOCKS (Cost $287,131,252)		337,523,150
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,300	1,074,197
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	6,881,413	10,689
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $769,269)		1,084,886
Corporate Bonds - 8.7%
		Principal Amount (d)
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	218,120
Radian Group, Inc. 2.25% 3/1/19		170,000	223,856
TOTAL UNITED STATES OF AMERICA			441,976
Nonconvertible Bonds - 8.6%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	345,867
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	439,273
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,206
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	188,877	297,313
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	283,762
6.875% 3/14/26	GBP	150,000	300,627
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	213,212
TOTAL CAYMAN ISLANDS			1,094,914
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - 0.7%
Arkema SA 3.85% 4/30/20	EUR	300,000	$ 433,178
BNP Paribas 2.375% 9/14/17		400,000	410,270
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	551,332
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	339,673
Credit Logement SA 1.354% (g)(h)	EUR	250,000	206,983
EDF SA 4.625% 9/11/24	EUR	150,000	238,592
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,077,638
Iliad SA 4.875% 6/1/16	EUR	500,000	712,308
TOTAL FRANCE			3,969,974
Germany - 0.2%
Volkswagen Bank GmbH 1.125% 2/8/18 (Reg. S)	EUR	800,000	1,048,566
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	432,789
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	646,874
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	203,875
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	787,491
TOTAL IRELAND			991,366
Italy - 0.2%
Intesa Sanpaolo SpA:
1.8744% 11/12/17 (h)	GBP	150,000	210,867
4.875% 7/10/15	EUR	300,000	420,204
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	141,972
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	283,333
TOTAL ITALY			1,056,376
Japan - 0.1%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	554,723
Korea (South) - 0.3%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	396,683
5% 4/11/22		200,000	231,580
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	199,809
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		$ 450,000	$ 482,906
5% 9/30/14 (Reg. S)		200,000	209,972
TOTAL KOREA (SOUTH)			1,520,950
Luxembourg - 0.3%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	209,593
Glencore Finance (Europe) SA:
4.625% 4/3/18	EUR	150,000	219,102
6% 4/3/22	GBP	380,000	696,392
Pentair Finance SA 1.875% 9/15/17		150,000	150,620
Tyco Electronics Group SA 3.5% 2/3/22		300,000	310,219
TOTAL LUXEMBOURG			1,585,926
Mexico - 0.1%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	384,388
5% 3/30/20		400,000	460,529
TOTAL MEXICO			844,917
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,039,275
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	350,545
EDP Finance BV 5.75% 9/21/17	EUR	250,000	360,515
Heineken NV 1.4% 10/1/17 (f)		550,000	551,501
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	700,000	1,064,938
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	416,815
TOTAL NETHERLANDS			2,744,314
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	402,840
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	427,322
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	288,285
TOTAL SINGAPORE			715,607
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	519,601
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Spain - continued
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	$ 290,645
5.811% 9/5/17	EUR	300,000	455,312
TOTAL SPAIN			1,265,558
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	269,050
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23(Reg. S)		300,000	303,533
United Kingdom - 1.7%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	579,450
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	632,115
6.75% 1/16/23 (h)	GBP	300,000	523,010
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	217,144
8.125% 11/15/13		200,000	207,791
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	303,768
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	493,749
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	198,234
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	327,099
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	187,960
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	434,514
4.75% 11/23/18	GBP	300,000	533,762
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	631,585
Firstgroup PLC 5.25% 11/29/22	GBP	550,000	937,113
Ford Credit Europe PLC 1.875% 5/12/16	EUR	300,000	400,823
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	666,846
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	214,882
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	478,413
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	439,560
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,982
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	283,312
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	290,621
William Hill PLC 7.125% 11/11/16	GBP	150,000	263,293
TOTAL UNITED KINGDOM			9,398,026
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - 3.1%
AbbVie, Inc. 1.75% 11/6/17 (f)		$ 400,000	$ 405,990
Altria Group, Inc.:
2.85% 8/9/22		500,000	499,058
9.25% 8/6/19		204,000	284,654
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	373,213
American Tower Corp. 3.5% 1/31/23		400,000	404,167
Apple, Inc. 2.4% 5/3/23		800,000	798,936
AutoZone, Inc. 3.125% 7/15/23		400,000	398,308
Avon Products, Inc. 5% 3/15/23		150,000	162,205
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	782,234
4.5% 1/14/22		150,000	169,397
Comcast Corp. 6.55% 7/1/39		350,000	475,390
Credit Suisse New York Branch 5% 5/15/13		400,000	400,625
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	328,155
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	286,011
Frontier Oil Corp. 6.875% 11/15/18		250,000	270,938
General Electric Capital Corp. 4.65% 10/17/21		250,000	285,758
General Electric Co.:
4.125% 10/9/42		200,000	212,039
5.25% 12/6/17		550,000	648,515
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	322,632
Marathon Oil Corp. 2.8% 11/1/22		350,000	349,913
Mattel, Inc. 1.7% 3/15/18		150,000	151,698
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	356,700
NBCUniversal Media LLC 4.375% 4/1/21		500,000	576,872
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	137,158
2.875% 5/30/24	EUR	150,000	208,154
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	136,086
PPL Energy Supply LLC 6.5% 5/1/18		160,000	190,238
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	335,395
Qwest Corp. 6.75% 12/1/21		650,000	765,096
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,241
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	186,336
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	332,521
2.45% 1/15/17 (f)		400,000	418,988
3.75% 1/15/22 (f)		200,000	218,729
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Southeast Supply Header LLC 4.85% 8/15/14 (f)		$ 300,000	$ 312,880
The Coca-Cola Co. 3.3% 9/1/21		350,000	383,527
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	547,016
5.5% 9/1/41		400,000	433,034
U.S. Bancorp 3% 3/15/22		500,000	523,102
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	151,218
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		225,000	245,722
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	645,600
Walt Disney Co.:
0.45% 12/1/15		350,000	349,991
1.1% 12/1/17		500,000	501,650
2.35% 12/1/22		750,000	747,885
Wells Fargo & Co. 3.676% 6/15/16		450,000	486,459
Xerox Corp. 2.95% 3/15/17		150,000	155,525
TOTAL UNITED STATES OF AMERICA			17,555,959
TOTAL NONCONVERTIBLE BONDS			48,488,883
TOTAL CORPORATE BONDS (Cost $45,715,072)			48,930,859
Government Obligations - 23.8%

Canada - 0.7%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,884,670
Germany - 6.3%
German Federal Republic:
Inflation-Indexed Bond:
0.1% 4/15/23	EUR	1,224,372	1,717,726
0.75% 4/15/18	EUR	994,878	1,431,481
0% 6/13/14	EUR	6,550,000	8,624,901
0.5% 10/13/17	EUR	2,600,000	3,460,194
1.5% 9/4/22	EUR	4,625,000	6,289,384
1.75% 10/9/15	EUR	200,000	274,459
2.5% 7/4/44	EUR	2,200,000	3,166,060
4% 1/4/18	EUR	1,050,000	1,621,620
4.75% 7/4/40	EUR	3,000,000	6,163,215
Government Obligations - continued
		Principal Amount (d)	Value
Germany - continued
German Federal Republic: - continued
5.5% 1/4/31	EUR	200,000	$ 404,602
5.625% 1/4/28	EUR	910,000	1,802,824
TOTAL GERMANY			34,956,466
Italy - 2.1%
Buoni Poliennali Del Tes 5.5% 11/1/22	EUR	2,000,000	2,976,965
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	6,650,000	8,861,146
TOTAL ITALY			11,838,111
Japan - 10.3%
Japan Government:
1.3% 6/20/20	JPY	1,616,000,000	17,615,867
1.3% 3/20/21	JPY	902,750,000	9,851,592
1.5% 3/20/14	JPY	1,680,000,000	17,444,529
1.7% 9/20/32	JPY	1,014,450,000	10,864,298
2% 9/20/40	JPY	181,000,000	2,023,124
TOTAL JAPAN			57,799,410
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,723,828
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,064,978
United Kingdom - 0.4%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	200,000	374,544
4.25% 3/7/36	GBP	350,000	675,644
4.5% 12/7/42	GBP	350,000	702,414
5% 9/7/14	GBP	50,000	82,648
6% 12/7/28	GBP	250,000	577,031
TOTAL UNITED KINGDOM			2,412,281
United States of America - 3.3%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	437,625
2.75% 11/15/42		550,000	534,359
3% 5/15/42		100,000	102,516
3.125% 11/15/41		2,850,000	3,000,070
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes:
0.125% 12/31/14		$ 500,000	$ 499,492
0.625% 9/30/17		2,300,000	2,305,750
0.875% 4/30/17		2,400,000	2,436,749
1% 3/31/17		1,100,000	1,122,343
1.625% 8/15/22		2,225,000	2,231,953
1.625% 11/15/22		6,000,000	5,992,500
TOTAL UNITED STATES OF AMERICA			18,663,357
TOTAL GOVERNMENT OBLIGATIONS (Cost $135,572,917)			133,343,101
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6901% 5/17/60 (h)		300,000	301,040
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9044% 10/18/54 (h)	GBP	241,023	378,386
Granite Master Issuer PLC Series 2005-1 Class A5, 0.298% 12/20/54 (h)	EUR	168,964	219,402
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6771% 10/15/54 (h)		245,897	247,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,144,223)			1,146,541
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.456% 8/18/17 (h)	EUR	147,981	185,635
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.615% 7/20/16 (h)	EUR	115,204	151,930
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 0.7144% 4/19/21 (h)	GBP	145,694	$ 212,735
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (h)	GBP	94,765	146,910
TOTAL UNITED KINGDOM			359,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $692,864)			697,210
Fixed-Income Funds - 1.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	565,536	6,283,106
Fidelity High Income Central Fund 1 (i)	18,875	1,987,153
TOTAL FIXED-INCOME FUNDS (Cost $7,479,587)		8,270,259
Equity Central Funds - 0.3%

Fidelity Emerging Markets Equity Central Fund (i) (Cost $1,702,959)	8,700	1,790,025
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.13% (b)	23,133,413	23,133,413
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,849,354	5,849,354
TOTAL MONEY MARKET FUNDS (Cost $28,982,767)		28,982,767
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $509,190,910)		561,768,798
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(912,593)
NET ASSETS - 100%		$ 560,856,205
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,009,061 or 0.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,260
Fidelity Emerging Markets Debt Central Fund	299,870
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	283,143
Fidelity Securities Lending Cash Central Fund	35,355
Total	$ 666,317
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 491,756	$ 7,996,950	$ 6,283,106	5.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	3,506,936	1,790,025	0.3%
Fidelity High Income Central Fund 1	10,417,086	283,143	9,007,803	1,987,153	0.5%
Total	$ 24,137,087	$ 5,744,406	$ 20,511,689	$ 10,060,284
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,690,537	$ 43,314,937	$ 5,375,600	$ -
Consumer Staples	36,494,988	22,780,146	13,714,842	-
Energy	24,260,834	19,782,936	4,477,898	-
Financials	69,211,700	56,797,541	12,414,159	-
Health Care	47,270,427	40,999,838	6,270,589	-
Industrials	35,282,498	33,015,521	2,266,977	-
Information Technology	40,753,139	36,976,805	3,776,334	-
Materials	26,592,397	18,537,997	8,054,400	-
Telecommunication Services	5,601,566	2,132,352	3,469,214	-
Utilities	4,449,950	4,449,950	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 48,930,859	$ -	$ 48,930,859	$ -
Government Obligations	133,343,101	-	133,343,101	-
Collateralized Mortgage Obligations	1,146,541	-	1,146,541	-
Commercial Mortgage Securities	697,210	-	697,210	-
Fixed-Income Funds	8,270,259	8,270,259	-	-
Equity Central Funds	1,790,025	1,790,025	-	-
Money Market Funds	28,982,767	28,982,767	-	-
Total Investments in Securities:	$ 561,768,798	$ 317,831,074	$ 243,937,724	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 7,720,204
Level 2 to Level 1	$ 0
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.3%
AAA,AA,A	22.2%
BBB	5.1%
BB	0.6%
B	0.3%
CCC,CC,C	0.3%
Not Rated	2.4%
Equities	60.7%
Short-Term Investments and Net Other Assets	5.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,594,576) - See accompanying schedule: Unaffiliated issuers (cost $471,025,597)	$ 522,725,748
Fidelity Central Funds (cost $38,165,313)	39,043,050
Total Investments (cost $509,190,910)		$ 561,768,798
Cash		304,892
Foreign currency held at value (cost $40,199)		40,267
Receivable for investments sold		11,056,319
Receivable for fund shares sold		1,268,249
Dividends receivable		721,680
Interest receivable		1,336,887
Distributions receivable from Fidelity Central Funds		10,848
Prepaid expenses		340
Receivable from investment adviser for expense reductions		3,344
Other receivables		39,963
Total assets		576,551,587

Liabilities
Payable for investments purchased	$ 8,861,323
Payable for fund shares redeemed	407,874
Accrued management fee	322,144
Distribution and service plan fees payable	27,628
Other affiliated payables	116,742
Other payables and accrued expenses	110,317
Collateral on securities loaned, at value	5,849,354
Total liabilities		15,695,382

Net Assets		$ 560,856,205
Net Assets consist of:
Paid in capital		$ 476,062,792
Undistributed net investment income		1,819,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,392,356
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,581,401
Net Assets		$ 560,856,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,211,362 ÷ 1,273,256 shares)	$ 24.51

Maximum offering price per share (100/94.25 of $24.51)	$ 26.01
Class T: Net Asset Value and redemption price per share ($14,823,970 ÷ 607,315 shares)	$ 24.41

Maximum offering price per share (100/96.50 of $24.41)	$ 25.30
Class B: Net Asset Value and offering price per share ($2,348,585 ÷ 96,337 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($16,594,257 ÷ 685,272 shares)A	$ 24.22

Global Balanced: Net Asset Value, offering price and redemption price per share ($493,426,791 ÷ 20,004,530 shares)	$ 24.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,451,240 ÷ 99,565 shares)	$ 24.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,930,292
Interest		2,078,488
Income from Fidelity Central Funds		666,317
Income before foreign taxes withheld		5,675,097
Less foreign taxes withheld		(147,475)
Total income		5,527,622

Expenses
Management fee	$ 1,900,763
Transfer agent fees	551,718
Distribution and service plan fees	155,150
Accounting and security lending fees	137,751
Custodian fees and expenses	111,012
Independent trustees' compensation	1,000
Registration fees	81,773
Audit	41,072
Legal	2,032
Miscellaneous	1,962
Total expenses before reductions	2,984,233
Expense reductions	(97,130)	2,887,103
Net investment income (loss)		2,640,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,641,402
Fidelity Central Funds	1,730,840
Foreign currency transactions	(538,438)
Capital gain distributions from Fidelity Central Funds	191,886
Total net realized gain (loss)		32,025,690
Change in net unrealized appreciation (depreciation) on: Investment securities	2,233,555
Assets and liabilities in foreign currencies	(1,566)
Total change in net unrealized appreciation (depreciation)		2,231,989
Net gain (loss)		34,257,679
Net increase (decrease) in net assets resulting from operations		$ 36,898,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,640,519	$ 7,501,676
Net realized gain (loss)	32,025,690	24,627,271
Change in net unrealized appreciation (depreciation)	2,231,989	7,874,993
Net increase (decrease) in net assets resulting from operations	36,898,198	40,003,940
Distributions to shareholders from net investment income	(6,429,111)	(5,592,973)
Distributions to shareholders from net realized gain	(6,490,956)	(2,173,830)
Total distributions	(12,920,067)	(7,766,803)
Share transactions - net increase (decrease)	9,559,729	(70,009,704)
Redemption fees	3,397	8,000
Total increase (decrease) in net assets	33,541,257	(37,764,567)

Net Assets
Beginning of period	527,314,948	565,079,515
End of period (including undistributed net investment income of $1,819,656 and undistributed net investment income of $5,608,248, respectively)	$ 560,856,205	$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.27	.22	.17	.12
Net realized and unrealized gain (loss)	1.50	1.41	.22	2.43	4.39
Total from investment operations	1.59	1.68	.44	2.60	4.51
Distributions from net investment income	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.51	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	6.91%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.33% A	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.30% A	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.75% A	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,211	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.21	.17	.13	.11
Net realized and unrealized gain (loss)	1.50	1.41	.22	2.42	4.37
Total from investment operations	1.56	1.62	.39	2.55	4.48
Distributions from net investment income	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.41	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	6.81%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59% A	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.56% A	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.50% A	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,824	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.09	.04	.02	.05
Net realized and unrealized gain (loss)	1.49	1.41	.23	2.41	4.35
Total from investment operations	1.49	1.50	.27	2.43	4.40
Distributions from net investment income	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.38	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	6.49%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.12% A	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.08% A	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.03)% A	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,349	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	1.49	1.41	.22	2.40	4.36
Total from investment operations	1.48	1.50	.27	2.43	4.41
Distributions from net investment income	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.22	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	6.50%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.11% A	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.06)% A	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,594	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Income from Investment Operations
Net investment income (loss) D	.12	.33	.29	.24	.28	.40
Net realized and unrealized gain (loss)	1.52	1.44	.22	2.43	2.95	(6.70)
Total from investment operations	1.64	1.77	.51	2.67	3.23	(6.30)
Distributions from net investment income	(.30)	(.24)	(.21)	(.23)	(.38)	(.33)
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	(.17)	(1.83)
Total distributions	(.59)	(.33)	(.32)	(.30) I	(.55)	(2.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.67	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Total Return B, C	7.09%	8.11%	2.34%	13.76%	19.86%	(26.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.03%	1.05%	1.11%	1.24%	1.13%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.05%	1.10%	1.23%	1.13%
Expenses net of all reductions	1.01% A	1.02%	1.04%	1.08%	1.21%	1.11%
Net investment income (loss)	1.04% A	1.48%	1.29%	1.16%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493,427	$ 468,758	$ 520,753	$ 542,319	$ 419,747	$ 345,279
Portfolio turnover rate F	211% A	157%	197%	178%	252%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.12	.33	.28	.23	.21
Net realized and unrealized gain (loss)	1.51	1.43	.21	2.44	4.35
Total from investment operations	1.63	1.76	.49	2.67	4.56
Distributions from net investment income	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	7.06%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05% A	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.05% A	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.01% A	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	1.04% A	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,451	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,751,758
Gross unrealized depreciation	(7,174,727)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,577,031

Tax cost	$ 510,191,767

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $516,074,510 and $535,777,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,671	$ 958
Class T	.25%	.25%	35,162	292
Class B	.75%	.25%	11,797	8,874
Class C	.75%	.25%	73,520	20,705
			$ 155,150	$ 30,829

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,581
Class T	3,488
Class B*	3,118
Class C*	1,402
$ 20,589

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,129.24
Class T	17,354.25
Class B	3,245.28
Class C	22,069.30
Global Balanced	473,663.20
Institutional Class	2,258.21
	$ 551,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,228 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35,355. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93,786 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,344.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 270,108	$ 183,672
Class T	106,614	86,456
Class B	3,936	-
Class C	36,163	22,825
Global Balanced	5,986,097	5,284,338
Institutional Class	26,193	15,682
Total	$ 6,429,111	$ 5,592,973

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net realized gain
Class A	$ 326,381	$ 85,585
Class T	170,817	46,353
Class B	29,264	8,719
Class C	171,922	43,221
Global Balanced	5,767,336	1,984,414
Institutional Class	25,236	5,538
Total	$ 6,490,956	$ 2,173,830

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	242,394	429,393	$ 5,761,700	$ 9,630,018
Reinvestment of distributions	24,168	11,691	560,464	250,430
Shares redeemed	(132,528)	(246,721)	(3,133,260)	(5,509,325)
Net increase (decrease)	134,034	194,363	$ 3,188,904	$ 4,371,123
Class T
Shares sold	65,261	257,238	$ 1,541,125	$ 5,661,128
Reinvestment of distributions	10,034	5,007	231,879	106,901
Shares redeemed	(53,407)	(148,499)	(1,259,963)	(3,309,966)
Net increase (decrease)	21,888	113,746	$ 513,041	$ 2,458,063
Class B
Shares sold	5,661	12,958	$ 134,965	$ 280,676
Reinvestment of distributions	1,278	361	29,567	7,708
Shares redeemed	(15,088)	(18,563)	(355,957)	(409,711)
Net increase (decrease)	(8,149)	(5,244)	$ (191,425)	$ (121,327)
Class C
Shares sold	154,210	282,746	$ 3,625,149	$ 6,184,980
Reinvestment of distributions	7,987	2,666	183,549	56,618
Shares redeemed	(74,526)	(129,408)	(1,740,363)	(2,874,652)
Net increase (decrease)	87,671	156,004	$ 2,068,335	$ 3,366,946

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Global Balanced
Shares sold	2,173,010	3,839,579	$ 51,808,559	$ 85,808,068
Reinvestment of distributions	477,782	320,351	11,137,090	6,893,955
Shares redeemed	(2,492,741)	(7,786,873)	(59,348,501)	(173,430,973)
Net increase (decrease)	158,051	(3,626,943)	$ 3,597,148	$ (80,728,950)
Institutional Class
Shares sold	25,940	104,670	$ 617,622	$ 2,281,441
Reinvestment of distributions	1,992	864	46,340	18,558
Shares redeemed	(11,760)	(73,978)	(280,236)	(1,655,558)
Net increase (decrease)	16,172	31,556	$ 383,726	$ 644,441

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AGBLI-USAN-0613
1.883458.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.33%
Actual		$ 1,000.00	$ 1,069.10	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.59%
Actual		$ 1,000.00	$ 1,068.10	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Class B	2.12%
Actual		$ 1,000.00	$ 1,064.90	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.14%
Actual		$ 1,000.00	$ 1,065.00	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Global Balanced	1.04%
Actual		$ 1,000.00	$ 1,070.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,070.60	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America* 42.2%
Japan 15.0%
Germany 9.0%
United Kingdom 7.9%
Canada 3.1%
Australia 3.1%
Italy 3.1%
France 2.7%
Switzerland 2.5%
Other 11.4%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America* 43.0%
Japan 17.5%
United Kingdom 8.0%
Canada 4.9%
Germany 4.7%
Italy 3.9%
France 2.3%
Netherlands 2.0%
Australia 1.8%
Other 11.9%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	60.7	53.4
Bonds	34.1	42.0
Convertible Securities	0.1	0.0
Other Investments	0.0	0.2
Short-Term Investments and Net Other Assets (Liabilities)	5.1	4.4
Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc. (United States of America)	1.6	0.7
Google, Inc. Class A (United States of America)	1.6	0.0
Cabot Oil & Gas Corp. (United States of America)	1.4	0.7
Eastman Chemical Co. (United States of America)	1.4	0.0
MasterCard, Inc. Class A (United States of America)	1.4	1.6
	7.4
Top Five Bond Issuers as of April 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.2	12.0
German Federal Republic	6.3	3.0
U.S. Treasury Obligations	3.3	3.1
Italian Republic	1.6	2.9
Canadian Government	0.7	1.4
	19.1
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	17.4
Consumer Discretionary	9.5	10.0
Health Care	8.6	7.1
Information Technology	7.9	6.0
Consumer Staples	7.4	5.9
Industrials	7.2	6.4
Energy	5.3	7.1
Materials	4.9	3.4
Telecommunication Services	1.4	2.8
Utilities	1.3	1.8

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value
Australia - 3.0%
Acrux Ltd.	91,920	$ 384,986
Ainsworth Game Technology Ltd.	83,616	330,269
AMP Ltd.	208,842	1,169,135
Asciano Ltd.	90,303	505,532
Australia & New Zealand Banking Group Ltd.	43,722	1,443,199
BHP Billiton Ltd.	52,932	1,779,519
Cochlear Ltd.	3,707	253,564
Commonwealth Bank of Australia	37,834	2,880,893
Computershare Ltd.	97,957	1,008,412
CSL Ltd.	19,564	1,276,955
Goodman Group unit	64,529	348,535
Leighton Holdings Ltd.	28,186	584,116
Macquarie Group Ltd.	17,441	708,598
Origin Energy Ltd.	43,921	560,965
QBE Insurance Group Ltd.	48,231	668,514
SP AusNet unit	195,776	254,716
Spark Infrastructure Group unit	234,753	435,629
Suncorp-Metway Ltd.	85,683	1,152,982
Telstra Corp. Ltd.	161,398	833,260
Wotif.com Holdings Ltd.	86,159	456,431
TOTAL AUSTRALIA		17,036,210
Austria - 0.1%
Erste Group Bank AG	18,600	582,987
Bailiwick of Jersey - 0.2%
Informa PLC	66,388	492,932
Wolseley PLC	10,694	528,745
TOTAL BAILIWICK OF JERSEY		1,021,677
Belgium - 0.5%
Anheuser-Busch InBev SA NV (e)	18,000	1,729,270
KBC Groupe SA	13,771	540,444
UCB SA	6,700	396,002
TOTAL BELGIUM		2,665,716
Bermuda - 0.5%
Biosensors International Group Ltd. (a)	576,000	561,176
Bunge Ltd.	5,200	375,492
Jardine Strategic Holdings Ltd.	7,000	273,000
Nine Dragons Paper (Holdings) Ltd.	423,000	366,847
Pacific Basin Shipping Ltd.	685,000	391,043
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	190,000	$ 367,261
Signet Jewelers Ltd.	5,800	398,634
TOTAL BERMUDA		2,733,453
Canada - 2.4%
Agnico Eagle Mines Ltd. (Canada)	1,000	32,280
Agrium, Inc.	600	55,000
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	139,742
Bank of Montreal (e)	2,300	144,262
Bank of Nova Scotia	4,300	247,940
Barrick Gold Corp.	4,100	80,824
BCE, Inc.	3,300	154,575
Boardwalk (REIT)	600	39,230
Brookfield Asset Management, Inc. Class A	3,400	131,248
Brookfield Properties Corp.	2,200	40,508
Calfrac Well Services Ltd.	500	12,700
Canadian Imperial Bank of Commerce	1,300	103,966
Canadian National Railway Co.	1,800	176,221
Canadian Natural Resources Ltd.	3,500	102,660
Canadian Oil Sands Ltd.	1,500	29,465
Canadian Pacific Railway Ltd.	57,900	7,216,164
Catamaran Corp. (a)	3,100	178,994
Cenovus Energy, Inc.	2,700	80,803
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000	63,328
CI Financial Corp.	1,800	50,403
Copper Mountain Mining Corp. (a)	4,200	8,421
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,911
Cott Corp.	47,000	516,443
Crescent Point Energy Corp.	1,100	42,015
Dollarama, Inc.	360	26,372
Eldorado Gold Corp.	1,050	8,307
Enbridge, Inc.	4,000	190,342
First Quantum Minerals Ltd.	4,674	81,608
Gildan Activewear, Inc.	2,000	80,421
Goldcorp, Inc.	15,000	443,992
Imperial Oil Ltd.	1,200	47,740
Intact Financial Corp.	1,550	94,466
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	34,915
Keyera Corp.	823	51,408
Loblaw Companies Ltd.	1,000	42,434
Magna International, Inc. Class A (sub. vtg.)	1,200	72,182
Manulife Financial Corp.	8,200	121,195
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	1,300	$ 88,159
National Bank of Canada	600	45,352
Norbord, Inc. (a)	1,400	46,692
Open Text Corp.	600	39,206
Pembina Pipeline Corp.	2,300	75,499
Precision Drilling Corp.	200	1,622
Quebecor, Inc. Class B (sub. vtg.)	1,200	55,864
Research In Motion Ltd. (a)	1,700	27,693
RioCan (REIT)	2,200	64,442
Rogers Communications, Inc. Class B (non-vtg.)	1,550	76,450
Royal Bank of Canada	5,300	319,752
Saputo, Inc.	600	30,892
Silver Wheaton Corp.	1,000	24,448
Sun Life Financial, Inc.	2,600	73,346
Suncor Energy, Inc.	4,472	139,427
TELUS Corp.	3,200	115,142
The Toronto-Dominion Bank	3,400	278,729
Tim Hortons, Inc. (Canada)	600	32,506
Tourmaline Oil Corp. (a)	2,400	95,219
TransCanada Corp.	3,700	183,412
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	235,396
Vermilion Energy, Inc.	1,600	82,108
West Fraser Timber Co. Ltd.	900	78,579
Yamana Gold, Inc.	5,000	61,889
TOTAL CANADA		13,219,309
Cayman Islands - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	30,800	589,204
SouFun Holdings Ltd. ADR	18,500	473,415
Tencent Holdings Ltd.	19,900	682,639
TOTAL CAYMAN ISLANDS		1,745,258
China - 0.0%
Great Wall Motor Co. Ltd. (H Shares)	67,000	290,529
Denmark - 0.4%
Coloplast A/S Series B	8,300	451,573
FLSmidth & Co. A/S	6,700	389,732
Novo Nordisk A/S Series B	8,875	1,562,220
TOTAL DENMARK		2,403,525
Common Stocks - continued
	Shares	Value
Finland - 0.3%
Amer Group PLC (A Shares)	27,400	$ 466,211
Raisio Group PLC (V Shares)	57,000	243,965
Sampo Oyj (A Shares)	21,329	851,104
TOTAL FINLAND		1,561,280
France - 2.0%
Atos Origin SA	6,651	462,915
AXA SA	54,600	1,022,136
BNP Paribas SA	24,772	1,380,300
Christian Dior SA	8,100	1,411,817
Ipsos SA	7,300	244,670
Legrand SA	12,600	587,163
PPR SA	5,700	1,253,980
Publicis Groupe SA	10,600	737,350
Sanofi SA	23,831	2,576,503
Schneider Electric SA (e)	13,500	1,029,394
Technip SA	5,000	536,657
TOTAL FRANCE		11,242,885
Germany - 2.3%
adidas AG	8,400	877,247
BASF AG (e)	16,714	1,561,056
Bayer AG	16,700	1,742,291
Beiersdorf AG	5,000	452,570
Brenntag AG	3,600	613,725
CTS Eventim AG	11,536	445,515
Daimler AG (Germany)	17,942	992,761
Deutsche Bank AG	6,300	290,008
Deutsche Boerse AG	9,000	561,811
Deutsche Post AG	33,596	797,281
ElringKlinger AG	9,200	300,294
GEA Group AG	16,259	549,975
GSW Immobilien AG	9,400	377,198
HeidelbergCement Finance AG	8,200	590,381
Linde AG	5,800	1,096,861
SAP AG	18,218	1,452,374
TOTAL GERMANY		12,701,348
Hong Kong - 0.8%
AIA Group Ltd.	391,200	1,736,673
BOC Hong Kong (Holdings) Ltd.	100,000	344,066
Lenovo Group Ltd.	516,000	471,439
SJM Holdings Ltd.	196,000	494,032
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Techtronic Industries Co. Ltd.	264,000	$ 630,730
Wharf Holdings Ltd.	100,000	892,380
TOTAL HONG KONG		4,569,320
Ireland - 1.8%
Accenture PLC Class A	48,000	3,909,120
Alkermes PLC (a)	26,000	795,860
DCC PLC (Ireland)	14,500	530,672
Dragon Oil PLC	34,400	338,245
Eaton Corp. PLC	26,000	1,596,660
FBD Holdings PLC	23,900	388,245
Greencore Group PLC	272,300	450,471
James Hardie Industries PLC CDI	58,327	613,141
Kingspan Group PLC (United Kingdom)	34,600	417,731
Ryanair Holdings PLC sponsored ADR	12,000	520,080
Trinity Biotech PLC sponsored ADR	31,000	495,690
TOTAL IRELAND		10,055,915
Israel - 0.1%
Israel Chemicals Ltd.	24,200	287,835
Sarin Technologies Ltd.	315,500	356,049
TOTAL ISRAEL		643,884
Italy - 0.8%
Astaldi SpA	52,900	365,402
Azimut Holding SpA	22,200	412,816
Banca Popolare dell'Emilia Romagna Scrl	44,900	380,213
Beni Stabili SpA SIIQ	670,500	472,413
Enel SpA	102,222	395,248
ENI SpA	64,500	1,539,383
Prada SpA	48,400	436,278
Prysmian SpA	24,300	490,589
TOTAL ITALY		4,492,342
Japan - 4.6%
Aozora Bank Ltd.	97,000	303,911
Asahi Kasei Corp.	93,000	625,179
Bridgestone Corp.	21,300	803,935
Canon, Inc.	12,900	463,942
Credit Saison Co. Ltd.	14,500	424,148
Dai-ichi Mutual Life Insurance Co.	176	242,610
DeNA Co. Ltd.	18,200	518,447
Don Quijote Co. Ltd.	8,700	474,063
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd.	19,000	$ 290,223
Hitachi Chemical Co. Ltd.	27,400	429,540
Hitachi Metals Ltd.	49,000	506,589
INPEX Corp.	71	343,591
Itochu Corp.	58,500	725,368
Japan Tobacco, Inc.	67,500	2,551,584
JSR Corp.	13,400	308,469
KDDI Corp.	17,400	836,720
Makita Corp.	6,800	414,787
Mitsubishi Corp.	16,300	293,437
Mitsubishi UFJ Financial Group, Inc.	144,900	983,124
Mitsui & Co. Ltd.	34,300	472,539
Mitsui Fudosan Co. Ltd.	18,000	612,594
Mizuho Financial Group, Inc.	138,200	304,103
MS&AD Insurance Group Holdings, Inc.	13,300	356,848
Nihon Parkerizing Co. Ltd.	17,000	346,276
Nissan Motor Co. Ltd.	88,400	922,216
Nitori Holdings Co. Ltd.	2,750	207,467
Nomura Research Institute Ltd.	8,000	240,982
NTT DoCoMo, Inc.	192	317,932
NTT Urban Development Co.	241	357,321
ORIX Corp.	103,100	1,581,998
Park24 Co. Ltd.	3,500	70,623
Rakuten, Inc.	47,000	501,319
Rohto Pharmaceutical Co. Ltd.	25,000	350,194
Saint-Care Holding Corp.	3,800	63,850
Shin-Etsu Chemical Co. Ltd.	9,100	613,453
Softbank Corp.	14,800	733,990
Stanley Electric Co. Ltd.	33,900	650,187
Sumitomo Mitsui Financial Group, Inc.	30,000	1,418,021
Sumitomo Mitsui Trust Holdings, Inc.	158,000	794,030
Sumitomo Rubber Industries Ltd.	30,800	568,725
Takashimaya Co. Ltd.	15,000	177,305
Terumo Corp.	7,000	347,763
Toray Industries, Inc.	114,000	801,479
Toyota Motor Corp.	15,200	882,175
Yahoo! Japan Corp.	751	377,370
Yamada Denki Co. Ltd.	3,900	188,208
TOTAL JAPAN		25,798,635
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Eurofins Scientific SA	1,800	$ 391,134
Samsonite International SA	173,700	427,527
TOTAL LUXEMBOURG		818,661
Netherlands - 0.2%
ASML Holding NV (Netherlands)	9,719	723,219
LyondellBasell Industries NV Class A	4,000	242,800
TOTAL NETHERLANDS		966,019
New Zealand - 0.1%
Fletcher Building Ltd.	46,766	353,436
Norway - 0.4%
DnB ASA	56,200	918,555
Merkantildata ASA	35,400	379,077
Telenor ASA	42,400	952,925
TOTAL NORWAY		2,250,557
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	69,398	534,551
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	8,900	453,900
Singapore - 0.1%
Great Eastern Holdings Ltd.	15,000	216,043
K-REIT Asia	14,220	17,433
Keppel Corp. Ltd.	71,100	618,236
TOTAL SINGAPORE		851,712
South Africa - 0.0%
Nampak Ltd.	60,000	220,516
Spain - 0.2%
Criteria CaixaCorp SA (e)	188,900	699,298
Repsol YPF SA	26,938	631,473
TOTAL SPAIN		1,330,771
Sweden - 0.4%
ASSA ABLOY AB (B Shares) (e)	16,000	637,181
Svenska Cellulosa AB (SCA) (B Shares)	25,600	664,781
Svenska Handelsbanken AB (A Shares)	19,000	863,070
TOTAL SWEDEN		2,165,032
Switzerland - 2.5%
ACE Ltd.	3,000	267,420
Common Stocks - continued
	Shares	Value
Switzerland - continued
Adecco SA (Reg.)	9,793	$ 523,775
Aryzta AG	11,200	695,031
Nestle SA	53,954	3,847,595
Partners Group Holding AG	2,390	613,051
Roche Holding AG (participation certificate)	14,059	3,513,994
Schindler Holding AG (participation certificate)	5,164	774,211
Syngenta AG (Switzerland)	2,851	1,218,858
UBS AG	71,948	1,283,439
Zurich Insurance Group AG	3,708	1,035,273
TOTAL SWITZERLAND		13,772,647
Turkey - 0.1%
Coca-Cola Icecek A/S	14,000	390,462
United Kingdom - 5.5%
Anglo American PLC (United Kingdom)	14,500	352,494
Associated British Foods PLC	22,300	670,278
Barclays PLC	234,472	1,046,326
BG Group PLC	24,000	404,306
BHP Billiton PLC	50,654	1,425,038
British American Tobacco PLC (United Kingdom)	43,900	2,433,608
British Land Co. PLC	60,496	558,660
Bunzl PLC	27,700	550,326
Centrica PLC	197,000	1,135,297
Compass Group PLC	65,000	855,197
Dechra Pharmaceuticals PLC	41,800	466,198
Diageo PLC	54,436	1,662,345
Galliford Try PLC	29,300	448,532
GlaxoSmithKline PLC	53,100	1,370,059
HSBC Holdings PLC (United Kingdom)	106,800	1,169,673
ICAP PLC	86,700	387,596
ITV PLC	266,400	520,990
Kingfisher PLC	99,800	485,381
London Stock Exchange Group PLC	25,800	537,425
Meggitt PLC	78,500	571,401
Next PLC	9,700	656,792
Prudential PLC	72,465	1,246,005
Rolls-Royce Group PLC	57,827	1,015,029
Royal Dutch Shell PLC Class B (United Kingdom)	73,977	2,594,924
Schroders PLC	13,400	486,028
Serco Group PLC	54,152	520,264
SIG PLC	190,900	480,682
Standard Chartered PLC (United Kingdom)	50,566	1,270,100
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Wimpey PLC	532,500	$ 769,258
Tesco PLC	200,300	1,139,224
Unilever PLC	34,400	1,490,440
Vodafone Group PLC	518,000	1,580,572
William Hill PLC	81,600	539,969
TOTAL UNITED KINGDOM		30,840,417
United States of America - 30.3%
AbbVie, Inc.	20,000	921,000
AMC Networks, Inc. Class A (a)	5,000	315,050
American International Group, Inc. (a)	8,000	331,360
American Tower Corp.	44,300	3,720,757
Ameriprise Financial, Inc.	27,700	2,064,481
Amgen, Inc.	51,900	5,408,499
Amphenol Corp. Class A	18,000	1,359,360
Bank of America Corp.	413,000	5,084,030
Beam, Inc.	6,500	420,615
Berkshire Hathaway, Inc. Class B (a)	27,000	2,870,640
Biogen Idec, Inc. (a)	15,000	3,283,950
BlackRock, Inc. Class A	2,300	612,950
Cabela's, Inc. Class A (a)	40,000	2,568,000
Cabot Oil & Gas Corp.	117,000	7,961,850
Celgene Corp. (a)	21,000	2,479,470
Citigroup, Inc.	192,000	8,958,720
Colgate-Palmolive Co.	3,600	429,876
Comcast Corp. Class A	98,000	4,047,400
Cummins, Inc.	2,000	212,780
Discovery Communications, Inc. (a)	74,000	5,832,680
Eastman Chemical Co.	117,000	7,798,050
eBay, Inc. (a)	40,000	2,095,600
Ecolab, Inc.	40,000	3,384,800
EQT Corp.	20,000	1,502,400
Estee Lauder Companies, Inc. Class A	51,900	3,599,265
Gap, Inc.	6,000	227,940
Gilead Sciences, Inc. (a)	92,400	4,679,136
Google, Inc. Class A (a)	10,700	8,822,899
H&R Block, Inc.	31,000	859,940
Home Depot, Inc.	65,000	4,767,750
Illumina, Inc. (a)	5,000	323,450
ITC Holdings Corp.	8,000	737,760
J.B. Hunt Transport Services, Inc.	45,300	3,219,471
Kansas City Southern	10,000	1,090,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Kroger Co.	65,900	$ 2,265,642
lululemon athletica, Inc. (a)	100	7,613
MasterCard, Inc. Class A	14,000	7,741,020
McCormick & Co., Inc. (non-vtg.)	6,000	431,640
Mead Johnson Nutrition Co. Class A	24,000	1,946,160
Medivation, Inc. (a)	69,000	3,636,990
Monsanto Co.	7,000	747,740
Netflix, Inc. (a)	7,200	1,555,704
Noble Energy, Inc.	24,000	2,718,960
Onyx Pharmaceuticals, Inc. (a)	54,000	5,119,200
Oracle Corp.	12,400	406,472
Philip Morris International, Inc.	4,500	430,155
Pioneer Natural Resources Co.	28,300	3,459,109
Post Holdings, Inc. (a)	14,000	613,060
Prestige Brands Holdings, Inc. (a)	83,000	2,236,850
PulteGroup, Inc. (a)	15,200	319,048
PVH Corp.	26,000	3,000,660
Saia, Inc. (a)	31,000	1,268,520
SciQuest, Inc. (a)	42,000	960,120
Sempra Energy	18,000	1,491,300
ServiceNow, Inc.	32,000	1,310,720
SolarWinds, Inc. (a)	6,000	305,100
Southwest Airlines Co.	90,500	1,239,850
Spirit Airlines, Inc. (a)	11,000	293,700
SS&C Technologies Holdings, Inc. (a)	12,000	368,280
Teledyne Technologies, Inc. (a)	7,000	525,420
The Blackstone Group LP	100,000	2,055,000
The Cooper Companies, Inc.	22,700	2,506,080
The Travelers Companies, Inc.	37,000	3,160,170
The Walt Disney Co.	28,000	1,759,520
Toll Brothers, Inc. (a)	8,000	274,480
TripAdvisor, Inc. (a)	16,000	841,280
United Technologies Corp.	12,000	1,095,480
UnitedHealth Group, Inc.	25,000	1,498,250
Visa, Inc. Class A	16,000	2,695,360
Wal-Mart Stores, Inc.	51,700	4,018,124
Workday, Inc. Class A (e)	38,000	2,380,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Wyndham Worldwide Corp.	2,000	$ 120,160
Yahoo!, Inc. (a)	41,000	1,013,930
TOTAL UNITED STATES OF AMERICA		169,810,196
TOTAL COMMON STOCKS (Cost $287,131,252)		337,523,150
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,300	1,074,197
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	6,881,413	10,689
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $769,269)		1,084,886
Corporate Bonds - 8.7%
		Principal Amount (d)
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	218,120
Radian Group, Inc. 2.25% 3/1/19		170,000	223,856
TOTAL UNITED STATES OF AMERICA			441,976
Nonconvertible Bonds - 8.6%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	345,867
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	439,273
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,206
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	188,877	297,313
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	283,762
6.875% 3/14/26	GBP	150,000	300,627
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	213,212
TOTAL CAYMAN ISLANDS			1,094,914
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - 0.7%
Arkema SA 3.85% 4/30/20	EUR	300,000	$ 433,178
BNP Paribas 2.375% 9/14/17		400,000	410,270
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	551,332
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	339,673
Credit Logement SA 1.354% (g)(h)	EUR	250,000	206,983
EDF SA 4.625% 9/11/24	EUR	150,000	238,592
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,077,638
Iliad SA 4.875% 6/1/16	EUR	500,000	712,308
TOTAL FRANCE			3,969,974
Germany - 0.2%
Volkswagen Bank GmbH 1.125% 2/8/18 (Reg. S)	EUR	800,000	1,048,566
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	432,789
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	646,874
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	203,875
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	787,491
TOTAL IRELAND			991,366
Italy - 0.2%
Intesa Sanpaolo SpA:
1.8744% 11/12/17 (h)	GBP	150,000	210,867
4.875% 7/10/15	EUR	300,000	420,204
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	141,972
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	283,333
TOTAL ITALY			1,056,376
Japan - 0.1%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	554,723
Korea (South) - 0.3%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	396,683
5% 4/11/22		200,000	231,580
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	199,809
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		$ 450,000	$ 482,906
5% 9/30/14 (Reg. S)		200,000	209,972
TOTAL KOREA (SOUTH)			1,520,950
Luxembourg - 0.3%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	209,593
Glencore Finance (Europe) SA:
4.625% 4/3/18	EUR	150,000	219,102
6% 4/3/22	GBP	380,000	696,392
Pentair Finance SA 1.875% 9/15/17		150,000	150,620
Tyco Electronics Group SA 3.5% 2/3/22		300,000	310,219
TOTAL LUXEMBOURG			1,585,926
Mexico - 0.1%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	384,388
5% 3/30/20		400,000	460,529
TOTAL MEXICO			844,917
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,039,275
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	350,545
EDP Finance BV 5.75% 9/21/17	EUR	250,000	360,515
Heineken NV 1.4% 10/1/17 (f)		550,000	551,501
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	700,000	1,064,938
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	416,815
TOTAL NETHERLANDS			2,744,314
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	402,840
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	427,322
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	288,285
TOTAL SINGAPORE			715,607
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	519,601
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Spain - continued
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	$ 290,645
5.811% 9/5/17	EUR	300,000	455,312
TOTAL SPAIN			1,265,558
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	269,050
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23(Reg. S)		300,000	303,533
United Kingdom - 1.7%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	579,450
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	632,115
6.75% 1/16/23 (h)	GBP	300,000	523,010
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	217,144
8.125% 11/15/13		200,000	207,791
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	303,768
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	493,749
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	198,234
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	327,099
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	187,960
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	434,514
4.75% 11/23/18	GBP	300,000	533,762
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	631,585
Firstgroup PLC 5.25% 11/29/22	GBP	550,000	937,113
Ford Credit Europe PLC 1.875% 5/12/16	EUR	300,000	400,823
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	666,846
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	214,882
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	478,413
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	439,560
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,982
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	283,312
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	290,621
William Hill PLC 7.125% 11/11/16	GBP	150,000	263,293
TOTAL UNITED KINGDOM			9,398,026
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - 3.1%
AbbVie, Inc. 1.75% 11/6/17 (f)		$ 400,000	$ 405,990
Altria Group, Inc.:
2.85% 8/9/22		500,000	499,058
9.25% 8/6/19		204,000	284,654
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	373,213
American Tower Corp. 3.5% 1/31/23		400,000	404,167
Apple, Inc. 2.4% 5/3/23		800,000	798,936
AutoZone, Inc. 3.125% 7/15/23		400,000	398,308
Avon Products, Inc. 5% 3/15/23		150,000	162,205
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	782,234
4.5% 1/14/22		150,000	169,397
Comcast Corp. 6.55% 7/1/39		350,000	475,390
Credit Suisse New York Branch 5% 5/15/13		400,000	400,625
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	328,155
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	286,011
Frontier Oil Corp. 6.875% 11/15/18		250,000	270,938
General Electric Capital Corp. 4.65% 10/17/21		250,000	285,758
General Electric Co.:
4.125% 10/9/42		200,000	212,039
5.25% 12/6/17		550,000	648,515
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	322,632
Marathon Oil Corp. 2.8% 11/1/22		350,000	349,913
Mattel, Inc. 1.7% 3/15/18		150,000	151,698
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	356,700
NBCUniversal Media LLC 4.375% 4/1/21		500,000	576,872
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	137,158
2.875% 5/30/24	EUR	150,000	208,154
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	136,086
PPL Energy Supply LLC 6.5% 5/1/18		160,000	190,238
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	335,395
Qwest Corp. 6.75% 12/1/21		650,000	765,096
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,241
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	186,336
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	332,521
2.45% 1/15/17 (f)		400,000	418,988
3.75% 1/15/22 (f)		200,000	218,729
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Southeast Supply Header LLC 4.85% 8/15/14 (f)		$ 300,000	$ 312,880
The Coca-Cola Co. 3.3% 9/1/21		350,000	383,527
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	547,016
5.5% 9/1/41		400,000	433,034
U.S. Bancorp 3% 3/15/22		500,000	523,102
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	151,218
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		225,000	245,722
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	645,600
Walt Disney Co.:
0.45% 12/1/15		350,000	349,991
1.1% 12/1/17		500,000	501,650
2.35% 12/1/22		750,000	747,885
Wells Fargo & Co. 3.676% 6/15/16		450,000	486,459
Xerox Corp. 2.95% 3/15/17		150,000	155,525
TOTAL UNITED STATES OF AMERICA			17,555,959
TOTAL NONCONVERTIBLE BONDS			48,488,883
TOTAL CORPORATE BONDS (Cost $45,715,072)			48,930,859
Government Obligations - 23.8%

Canada - 0.7%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,884,670
Germany - 6.3%
German Federal Republic:
Inflation-Indexed Bond:
0.1% 4/15/23	EUR	1,224,372	1,717,726
0.75% 4/15/18	EUR	994,878	1,431,481
0% 6/13/14	EUR	6,550,000	8,624,901
0.5% 10/13/17	EUR	2,600,000	3,460,194
1.5% 9/4/22	EUR	4,625,000	6,289,384
1.75% 10/9/15	EUR	200,000	274,459
2.5% 7/4/44	EUR	2,200,000	3,166,060
4% 1/4/18	EUR	1,050,000	1,621,620
4.75% 7/4/40	EUR	3,000,000	6,163,215
Government Obligations - continued
		Principal Amount (d)	Value
Germany - continued
German Federal Republic: - continued
5.5% 1/4/31	EUR	200,000	$ 404,602
5.625% 1/4/28	EUR	910,000	1,802,824
TOTAL GERMANY			34,956,466
Italy - 2.1%
Buoni Poliennali Del Tes 5.5% 11/1/22	EUR	2,000,000	2,976,965
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	6,650,000	8,861,146
TOTAL ITALY			11,838,111
Japan - 10.3%
Japan Government:
1.3% 6/20/20	JPY	1,616,000,000	17,615,867
1.3% 3/20/21	JPY	902,750,000	9,851,592
1.5% 3/20/14	JPY	1,680,000,000	17,444,529
1.7% 9/20/32	JPY	1,014,450,000	10,864,298
2% 9/20/40	JPY	181,000,000	2,023,124
TOTAL JAPAN			57,799,410
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,723,828
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,064,978
United Kingdom - 0.4%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	200,000	374,544
4.25% 3/7/36	GBP	350,000	675,644
4.5% 12/7/42	GBP	350,000	702,414
5% 9/7/14	GBP	50,000	82,648
6% 12/7/28	GBP	250,000	577,031
TOTAL UNITED KINGDOM			2,412,281
United States of America - 3.3%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	437,625
2.75% 11/15/42		550,000	534,359
3% 5/15/42		100,000	102,516
3.125% 11/15/41		2,850,000	3,000,070
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes:
0.125% 12/31/14		$ 500,000	$ 499,492
0.625% 9/30/17		2,300,000	2,305,750
0.875% 4/30/17		2,400,000	2,436,749
1% 3/31/17		1,100,000	1,122,343
1.625% 8/15/22		2,225,000	2,231,953
1.625% 11/15/22		6,000,000	5,992,500
TOTAL UNITED STATES OF AMERICA			18,663,357
TOTAL GOVERNMENT OBLIGATIONS (Cost $135,572,917)			133,343,101
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6901% 5/17/60 (h)		300,000	301,040
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9044% 10/18/54 (h)	GBP	241,023	378,386
Granite Master Issuer PLC Series 2005-1 Class A5, 0.298% 12/20/54 (h)	EUR	168,964	219,402
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6771% 10/15/54 (h)		245,897	247,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,144,223)			1,146,541
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.456% 8/18/17 (h)	EUR	147,981	185,635
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.615% 7/20/16 (h)	EUR	115,204	151,930
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 0.7144% 4/19/21 (h)	GBP	145,694	$ 212,735
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (h)	GBP	94,765	146,910
TOTAL UNITED KINGDOM			359,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $692,864)			697,210
Fixed-Income Funds - 1.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	565,536	6,283,106
Fidelity High Income Central Fund 1 (i)	18,875	1,987,153
TOTAL FIXED-INCOME FUNDS (Cost $7,479,587)		8,270,259
Equity Central Funds - 0.3%

Fidelity Emerging Markets Equity Central Fund (i) (Cost $1,702,959)	8,700	1,790,025
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.13% (b)	23,133,413	23,133,413
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,849,354	5,849,354
TOTAL MONEY MARKET FUNDS (Cost $28,982,767)		28,982,767
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $509,190,910)		561,768,798
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(912,593)
NET ASSETS - 100%		$ 560,856,205
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,009,061 or 0.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,260
Fidelity Emerging Markets Debt Central Fund	299,870
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	283,143
Fidelity Securities Lending Cash Central Fund	35,355
Total	$ 666,317
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 491,756	$ 7,996,950	$ 6,283,106	5.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	3,506,936	1,790,025	0.3%
Fidelity High Income Central Fund 1	10,417,086	283,143	9,007,803	1,987,153	0.5%
Total	$ 24,137,087	$ 5,744,406	$ 20,511,689	$ 10,060,284
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,690,537	$ 43,314,937	$ 5,375,600	$ -
Consumer Staples	36,494,988	22,780,146	13,714,842	-
Energy	24,260,834	19,782,936	4,477,898	-
Financials	69,211,700	56,797,541	12,414,159	-
Health Care	47,270,427	40,999,838	6,270,589	-
Industrials	35,282,498	33,015,521	2,266,977	-
Information Technology	40,753,139	36,976,805	3,776,334	-
Materials	26,592,397	18,537,997	8,054,400	-
Telecommunication Services	5,601,566	2,132,352	3,469,214	-
Utilities	4,449,950	4,449,950	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 48,930,859	$ -	$ 48,930,859	$ -
Government Obligations	133,343,101	-	133,343,101	-
Collateralized Mortgage Obligations	1,146,541	-	1,146,541	-
Commercial Mortgage Securities	697,210	-	697,210	-
Fixed-Income Funds	8,270,259	8,270,259	-	-
Equity Central Funds	1,790,025	1,790,025	-	-
Money Market Funds	28,982,767	28,982,767	-	-
Total Investments in Securities:	$ 561,768,798	$ 317,831,074	$ 243,937,724	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 7,720,204
Level 2 to Level 1	$ 0
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.3%
AAA,AA,A	22.2%
BBB	5.1%
BB	0.6%
B	0.3%
CCC,CC,C	0.3%
Not Rated	2.4%
Equities	60.7%
Short-Term Investments and Net Other Assets	5.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,594,576) - See accompanying schedule: Unaffiliated issuers (cost $471,025,597)	$ 522,725,748
Fidelity Central Funds (cost $38,165,313)	39,043,050
Total Investments (cost $509,190,910)		$ 561,768,798
Cash		304,892
Foreign currency held at value (cost $40,199)		40,267
Receivable for investments sold		11,056,319
Receivable for fund shares sold		1,268,249
Dividends receivable		721,680
Interest receivable		1,336,887
Distributions receivable from Fidelity Central Funds		10,848
Prepaid expenses		340
Receivable from investment adviser for expense reductions		3,344
Other receivables		39,963
Total assets		576,551,587

Liabilities
Payable for investments purchased	$ 8,861,323
Payable for fund shares redeemed	407,874
Accrued management fee	322,144
Distribution and service plan fees payable	27,628
Other affiliated payables	116,742
Other payables and accrued expenses	110,317
Collateral on securities loaned, at value	5,849,354
Total liabilities		15,695,382

Net Assets		$ 560,856,205
Net Assets consist of:
Paid in capital		$ 476,062,792
Undistributed net investment income		1,819,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,392,356
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,581,401
Net Assets		$ 560,856,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,211,362 ÷ 1,273,256 shares)	$ 24.51

Maximum offering price per share (100/94.25 of $24.51)	$ 26.01
Class T: Net Asset Value and redemption price per share ($14,823,970 ÷ 607,315 shares)	$ 24.41

Maximum offering price per share (100/96.50 of $24.41)	$ 25.30
Class B: Net Asset Value and offering price per share ($2,348,585 ÷ 96,337 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($16,594,257 ÷ 685,272 shares)A	$ 24.22

Global Balanced: Net Asset Value, offering price and redemption price per share ($493,426,791 ÷ 20,004,530 shares)	$ 24.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,451,240 ÷ 99,565 shares)	$ 24.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,930,292
Interest		2,078,488
Income from Fidelity Central Funds		666,317
Income before foreign taxes withheld		5,675,097
Less foreign taxes withheld		(147,475)
Total income		5,527,622

Expenses
Management fee	$ 1,900,763
Transfer agent fees	551,718
Distribution and service plan fees	155,150
Accounting and security lending fees	137,751
Custodian fees and expenses	111,012
Independent trustees' compensation	1,000
Registration fees	81,773
Audit	41,072
Legal	2,032
Miscellaneous	1,962
Total expenses before reductions	2,984,233
Expense reductions	(97,130)	2,887,103
Net investment income (loss)		2,640,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,641,402
Fidelity Central Funds	1,730,840
Foreign currency transactions	(538,438)
Capital gain distributions from Fidelity Central Funds	191,886
Total net realized gain (loss)		32,025,690
Change in net unrealized appreciation (depreciation) on: Investment securities	2,233,555
Assets and liabilities in foreign currencies	(1,566)
Total change in net unrealized appreciation (depreciation)		2,231,989
Net gain (loss)		34,257,679
Net increase (decrease) in net assets resulting from operations		$ 36,898,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,640,519	$ 7,501,676
Net realized gain (loss)	32,025,690	24,627,271
Change in net unrealized appreciation (depreciation)	2,231,989	7,874,993
Net increase (decrease) in net assets resulting from operations	36,898,198	40,003,940
Distributions to shareholders from net investment income	(6,429,111)	(5,592,973)
Distributions to shareholders from net realized gain	(6,490,956)	(2,173,830)
Total distributions	(12,920,067)	(7,766,803)
Share transactions - net increase (decrease)	9,559,729	(70,009,704)
Redemption fees	3,397	8,000
Total increase (decrease) in net assets	33,541,257	(37,764,567)

Net Assets
Beginning of period	527,314,948	565,079,515
End of period (including undistributed net investment income of $1,819,656 and undistributed net investment income of $5,608,248, respectively)	$ 560,856,205	$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.27	.22	.17	.12
Net realized and unrealized gain (loss)	1.50	1.41	.22	2.43	4.39
Total from investment operations	1.59	1.68	.44	2.60	4.51
Distributions from net investment income	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.51	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	6.91%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.33% A	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.30% A	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.75% A	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,211	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.21	.17	.13	.11
Net realized and unrealized gain (loss)	1.50	1.41	.22	2.42	4.37
Total from investment operations	1.56	1.62	.39	2.55	4.48
Distributions from net investment income	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.41	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	6.81%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59% A	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.56% A	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.50% A	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,824	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.09	.04	.02	.05
Net realized and unrealized gain (loss)	1.49	1.41	.23	2.41	4.35
Total from investment operations	1.49	1.50	.27	2.43	4.40
Distributions from net investment income	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.38	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	6.49%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.12% A	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.08% A	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.03)% A	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,349	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	1.49	1.41	.22	2.40	4.36
Total from investment operations	1.48	1.50	.27	2.43	4.41
Distributions from net investment income	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.22	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	6.50%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.11% A	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.06)% A	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,594	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Income from Investment Operations
Net investment income (loss) D	.12	.33	.29	.24	.28	.40
Net realized and unrealized gain (loss)	1.52	1.44	.22	2.43	2.95	(6.70)
Total from investment operations	1.64	1.77	.51	2.67	3.23	(6.30)
Distributions from net investment income	(.30)	(.24)	(.21)	(.23)	(.38)	(.33)
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	(.17)	(1.83)
Total distributions	(.59)	(.33)	(.32)	(.30) I	(.55)	(2.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.67	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Total Return B, C	7.09%	8.11%	2.34%	13.76%	19.86%	(26.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.03%	1.05%	1.11%	1.24%	1.13%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.05%	1.10%	1.23%	1.13%
Expenses net of all reductions	1.01% A	1.02%	1.04%	1.08%	1.21%	1.11%
Net investment income (loss)	1.04% A	1.48%	1.29%	1.16%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493,427	$ 468,758	$ 520,753	$ 542,319	$ 419,747	$ 345,279
Portfolio turnover rate F	211% A	157%	197%	178%	252%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.12	.33	.28	.23	.21
Net realized and unrealized gain (loss)	1.51	1.43	.21	2.44	4.35
Total from investment operations	1.63	1.76	.49	2.67	4.56
Distributions from net investment income	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	7.06%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05% A	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.05% A	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.01% A	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	1.04% A	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,451	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,751,758
Gross unrealized depreciation	(7,174,727)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,577,031

Tax cost	$ 510,191,767

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $516,074,510 and $535,777,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,671	$ 958
Class T	.25%	.25%	35,162	292
Class B	.75%	.25%	11,797	8,874
Class C	.75%	.25%	73,520	20,705
			$ 155,150	$ 30,829

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,581
Class T	3,488
Class B*	3,118
Class C*	1,402
$ 20,589

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,129.24
Class T	17,354.25
Class B	3,245.28
Class C	22,069.30
Global Balanced	473,663.20
Institutional Class	2,258.21
	$ 551,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,228 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35,355. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93,786 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,344.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 270,108	$ 183,672
Class T	106,614	86,456
Class B	3,936	-
Class C	36,163	22,825
Global Balanced	5,986,097	5,284,338
Institutional Class	26,193	15,682
Total	$ 6,429,111	$ 5,592,973

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net realized gain
Class A	$ 326,381	$ 85,585
Class T	170,817	46,353
Class B	29,264	8,719
Class C	171,922	43,221
Global Balanced	5,767,336	1,984,414
Institutional Class	25,236	5,538
Total	$ 6,490,956	$ 2,173,830

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	242,394	429,393	$ 5,761,700	$ 9,630,018
Reinvestment of distributions	24,168	11,691	560,464	250,430
Shares redeemed	(132,528)	(246,721)	(3,133,260)	(5,509,325)
Net increase (decrease)	134,034	194,363	$ 3,188,904	$ 4,371,123
Class T
Shares sold	65,261	257,238	$ 1,541,125	$ 5,661,128
Reinvestment of distributions	10,034	5,007	231,879	106,901
Shares redeemed	(53,407)	(148,499)	(1,259,963)	(3,309,966)
Net increase (decrease)	21,888	113,746	$ 513,041	$ 2,458,063
Class B
Shares sold	5,661	12,958	$ 134,965	$ 280,676
Reinvestment of distributions	1,278	361	29,567	7,708
Shares redeemed	(15,088)	(18,563)	(355,957)	(409,711)
Net increase (decrease)	(8,149)	(5,244)	$ (191,425)	$ (121,327)
Class C
Shares sold	154,210	282,746	$ 3,625,149	$ 6,184,980
Reinvestment of distributions	7,987	2,666	183,549	56,618
Shares redeemed	(74,526)	(129,408)	(1,740,363)	(2,874,652)
Net increase (decrease)	87,671	156,004	$ 2,068,335	$ 3,366,946

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Global Balanced
Shares sold	2,173,010	3,839,579	$ 51,808,559	$ 85,808,068
Reinvestment of distributions	477,782	320,351	11,137,090	6,893,955
Shares redeemed	(2,492,741)	(7,786,873)	(59,348,501)	(173,430,973)
Net increase (decrease)	158,051	(3,626,943)	$ 3,597,148	$ (80,728,950)
Institutional Class
Shares sold	25,940	104,670	$ 617,622	$ 2,281,441
Reinvestment of distributions	1,992	864	46,340	18,558
Shares redeemed	(11,760)	(73,978)	(280,236)	(1,655,558)
Net increase (decrease)	16,172	31,556	$ 383,726	$ 644,441

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AGBL-USAN-0613
1.883466.104

Fidelity®

Global Balanced

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.33%
Actual		$ 1,000.00	$ 1,069.10	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.59%
Actual		$ 1,000.00	$ 1,068.10	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Class B	2.12%
Actual		$ 1,000.00	$ 1,064.90	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.14%
Actual		$ 1,000.00	$ 1,065.00	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Global Balanced	1.04%
Actual		$ 1,000.00	$ 1,070.90	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,070.60	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
United States of America* 42.2%
Japan 15.0%
Germany 9.0%
United Kingdom 7.9%
Canada 3.1%
Australia 3.1%
Italy 3.1%
France 2.7%
Switzerland 2.5%
Other 11.4%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United States of America* 43.0%
Japan 17.5%
United Kingdom 8.0%
Canada 4.9%
Germany 4.7%
Italy 3.9%
France 2.3%
Netherlands 2.0%
Australia 1.8%
Other 11.9%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	60.7	53.4
Bonds	34.1	42.0
Convertible Securities	0.1	0.0
Other Investments	0.0	0.2
Short-Term Investments and Net Other Assets (Liabilities)	5.1	4.4
Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc. (United States of America)	1.6	0.7
Google, Inc. Class A (United States of America)	1.6	0.0
Cabot Oil & Gas Corp. (United States of America)	1.4	0.7
Eastman Chemical Co. (United States of America)	1.4	0.0
MasterCard, Inc. Class A (United States of America)	1.4	1.6
	7.4
Top Five Bond Issuers as of April 30, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.2	12.0
German Federal Republic	6.3	3.0
U.S. Treasury Obligations	3.3	3.1
Italian Republic	1.6	2.9
Canadian Government	0.7	1.4
	19.1
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	17.4
Consumer Discretionary	9.5	10.0
Health Care	8.6	7.1
Information Technology	7.9	6.0
Consumer Staples	7.4	5.9
Industrials	7.2	6.4
Energy	5.3	7.1
Materials	4.9	3.4
Telecommunication Services	1.4	2.8
Utilities	1.3	1.8

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value
Australia - 3.0%
Acrux Ltd.	91,920	$ 384,986
Ainsworth Game Technology Ltd.	83,616	330,269
AMP Ltd.	208,842	1,169,135
Asciano Ltd.	90,303	505,532
Australia & New Zealand Banking Group Ltd.	43,722	1,443,199
BHP Billiton Ltd.	52,932	1,779,519
Cochlear Ltd.	3,707	253,564
Commonwealth Bank of Australia	37,834	2,880,893
Computershare Ltd.	97,957	1,008,412
CSL Ltd.	19,564	1,276,955
Goodman Group unit	64,529	348,535
Leighton Holdings Ltd.	28,186	584,116
Macquarie Group Ltd.	17,441	708,598
Origin Energy Ltd.	43,921	560,965
QBE Insurance Group Ltd.	48,231	668,514
SP AusNet unit	195,776	254,716
Spark Infrastructure Group unit	234,753	435,629
Suncorp-Metway Ltd.	85,683	1,152,982
Telstra Corp. Ltd.	161,398	833,260
Wotif.com Holdings Ltd.	86,159	456,431
TOTAL AUSTRALIA		17,036,210
Austria - 0.1%
Erste Group Bank AG	18,600	582,987
Bailiwick of Jersey - 0.2%
Informa PLC	66,388	492,932
Wolseley PLC	10,694	528,745
TOTAL BAILIWICK OF JERSEY		1,021,677
Belgium - 0.5%
Anheuser-Busch InBev SA NV (e)	18,000	1,729,270
KBC Groupe SA	13,771	540,444
UCB SA	6,700	396,002
TOTAL BELGIUM		2,665,716
Bermuda - 0.5%
Biosensors International Group Ltd. (a)	576,000	561,176
Bunge Ltd.	5,200	375,492
Jardine Strategic Holdings Ltd.	7,000	273,000
Nine Dragons Paper (Holdings) Ltd.	423,000	366,847
Pacific Basin Shipping Ltd.	685,000	391,043
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	190,000	$ 367,261
Signet Jewelers Ltd.	5,800	398,634
TOTAL BERMUDA		2,733,453
Canada - 2.4%
Agnico Eagle Mines Ltd. (Canada)	1,000	32,280
Agrium, Inc.	600	55,000
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	139,742
Bank of Montreal (e)	2,300	144,262
Bank of Nova Scotia	4,300	247,940
Barrick Gold Corp.	4,100	80,824
BCE, Inc.	3,300	154,575
Boardwalk (REIT)	600	39,230
Brookfield Asset Management, Inc. Class A	3,400	131,248
Brookfield Properties Corp.	2,200	40,508
Calfrac Well Services Ltd.	500	12,700
Canadian Imperial Bank of Commerce	1,300	103,966
Canadian National Railway Co.	1,800	176,221
Canadian Natural Resources Ltd.	3,500	102,660
Canadian Oil Sands Ltd.	1,500	29,465
Canadian Pacific Railway Ltd.	57,900	7,216,164
Catamaran Corp. (a)	3,100	178,994
Cenovus Energy, Inc.	2,700	80,803
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000	63,328
CI Financial Corp.	1,800	50,403
Copper Mountain Mining Corp. (a)	4,200	8,421
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,911
Cott Corp.	47,000	516,443
Crescent Point Energy Corp.	1,100	42,015
Dollarama, Inc.	360	26,372
Eldorado Gold Corp.	1,050	8,307
Enbridge, Inc.	4,000	190,342
First Quantum Minerals Ltd.	4,674	81,608
Gildan Activewear, Inc.	2,000	80,421
Goldcorp, Inc.	15,000	443,992
Imperial Oil Ltd.	1,200	47,740
Intact Financial Corp.	1,550	94,466
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	34,915
Keyera Corp.	823	51,408
Loblaw Companies Ltd.	1,000	42,434
Magna International, Inc. Class A (sub. vtg.)	1,200	72,182
Manulife Financial Corp.	8,200	121,195
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	1,300	$ 88,159
National Bank of Canada	600	45,352
Norbord, Inc. (a)	1,400	46,692
Open Text Corp.	600	39,206
Pembina Pipeline Corp.	2,300	75,499
Precision Drilling Corp.	200	1,622
Quebecor, Inc. Class B (sub. vtg.)	1,200	55,864
Research In Motion Ltd. (a)	1,700	27,693
RioCan (REIT)	2,200	64,442
Rogers Communications, Inc. Class B (non-vtg.)	1,550	76,450
Royal Bank of Canada	5,300	319,752
Saputo, Inc.	600	30,892
Silver Wheaton Corp.	1,000	24,448
Sun Life Financial, Inc.	2,600	73,346
Suncor Energy, Inc.	4,472	139,427
TELUS Corp.	3,200	115,142
The Toronto-Dominion Bank	3,400	278,729
Tim Hortons, Inc. (Canada)	600	32,506
Tourmaline Oil Corp. (a)	2,400	95,219
TransCanada Corp.	3,700	183,412
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,100	235,396
Vermilion Energy, Inc.	1,600	82,108
West Fraser Timber Co. Ltd.	900	78,579
Yamana Gold, Inc.	5,000	61,889
TOTAL CANADA		13,219,309
Cayman Islands - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	30,800	589,204
SouFun Holdings Ltd. ADR	18,500	473,415
Tencent Holdings Ltd.	19,900	682,639
TOTAL CAYMAN ISLANDS		1,745,258
China - 0.0%
Great Wall Motor Co. Ltd. (H Shares)	67,000	290,529
Denmark - 0.4%
Coloplast A/S Series B	8,300	451,573
FLSmidth & Co. A/S	6,700	389,732
Novo Nordisk A/S Series B	8,875	1,562,220
TOTAL DENMARK		2,403,525
Common Stocks - continued
	Shares	Value
Finland - 0.3%
Amer Group PLC (A Shares)	27,400	$ 466,211
Raisio Group PLC (V Shares)	57,000	243,965
Sampo Oyj (A Shares)	21,329	851,104
TOTAL FINLAND		1,561,280
France - 2.0%
Atos Origin SA	6,651	462,915
AXA SA	54,600	1,022,136
BNP Paribas SA	24,772	1,380,300
Christian Dior SA	8,100	1,411,817
Ipsos SA	7,300	244,670
Legrand SA	12,600	587,163
PPR SA	5,700	1,253,980
Publicis Groupe SA	10,600	737,350
Sanofi SA	23,831	2,576,503
Schneider Electric SA (e)	13,500	1,029,394
Technip SA	5,000	536,657
TOTAL FRANCE		11,242,885
Germany - 2.3%
adidas AG	8,400	877,247
BASF AG (e)	16,714	1,561,056
Bayer AG	16,700	1,742,291
Beiersdorf AG	5,000	452,570
Brenntag AG	3,600	613,725
CTS Eventim AG	11,536	445,515
Daimler AG (Germany)	17,942	992,761
Deutsche Bank AG	6,300	290,008
Deutsche Boerse AG	9,000	561,811
Deutsche Post AG	33,596	797,281
ElringKlinger AG	9,200	300,294
GEA Group AG	16,259	549,975
GSW Immobilien AG	9,400	377,198
HeidelbergCement Finance AG	8,200	590,381
Linde AG	5,800	1,096,861
SAP AG	18,218	1,452,374
TOTAL GERMANY		12,701,348
Hong Kong - 0.8%
AIA Group Ltd.	391,200	1,736,673
BOC Hong Kong (Holdings) Ltd.	100,000	344,066
Lenovo Group Ltd.	516,000	471,439
SJM Holdings Ltd.	196,000	494,032
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Techtronic Industries Co. Ltd.	264,000	$ 630,730
Wharf Holdings Ltd.	100,000	892,380
TOTAL HONG KONG		4,569,320
Ireland - 1.8%
Accenture PLC Class A	48,000	3,909,120
Alkermes PLC (a)	26,000	795,860
DCC PLC (Ireland)	14,500	530,672
Dragon Oil PLC	34,400	338,245
Eaton Corp. PLC	26,000	1,596,660
FBD Holdings PLC	23,900	388,245
Greencore Group PLC	272,300	450,471
James Hardie Industries PLC CDI	58,327	613,141
Kingspan Group PLC (United Kingdom)	34,600	417,731
Ryanair Holdings PLC sponsored ADR	12,000	520,080
Trinity Biotech PLC sponsored ADR	31,000	495,690
TOTAL IRELAND		10,055,915
Israel - 0.1%
Israel Chemicals Ltd.	24,200	287,835
Sarin Technologies Ltd.	315,500	356,049
TOTAL ISRAEL		643,884
Italy - 0.8%
Astaldi SpA	52,900	365,402
Azimut Holding SpA	22,200	412,816
Banca Popolare dell'Emilia Romagna Scrl	44,900	380,213
Beni Stabili SpA SIIQ	670,500	472,413
Enel SpA	102,222	395,248
ENI SpA	64,500	1,539,383
Prada SpA	48,400	436,278
Prysmian SpA	24,300	490,589
TOTAL ITALY		4,492,342
Japan - 4.6%
Aozora Bank Ltd.	97,000	303,911
Asahi Kasei Corp.	93,000	625,179
Bridgestone Corp.	21,300	803,935
Canon, Inc.	12,900	463,942
Credit Saison Co. Ltd.	14,500	424,148
Dai-ichi Mutual Life Insurance Co.	176	242,610
DeNA Co. Ltd.	18,200	518,447
Don Quijote Co. Ltd.	8,700	474,063
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd.	19,000	$ 290,223
Hitachi Chemical Co. Ltd.	27,400	429,540
Hitachi Metals Ltd.	49,000	506,589
INPEX Corp.	71	343,591
Itochu Corp.	58,500	725,368
Japan Tobacco, Inc.	67,500	2,551,584
JSR Corp.	13,400	308,469
KDDI Corp.	17,400	836,720
Makita Corp.	6,800	414,787
Mitsubishi Corp.	16,300	293,437
Mitsubishi UFJ Financial Group, Inc.	144,900	983,124
Mitsui & Co. Ltd.	34,300	472,539
Mitsui Fudosan Co. Ltd.	18,000	612,594
Mizuho Financial Group, Inc.	138,200	304,103
MS&AD Insurance Group Holdings, Inc.	13,300	356,848
Nihon Parkerizing Co. Ltd.	17,000	346,276
Nissan Motor Co. Ltd.	88,400	922,216
Nitori Holdings Co. Ltd.	2,750	207,467
Nomura Research Institute Ltd.	8,000	240,982
NTT DoCoMo, Inc.	192	317,932
NTT Urban Development Co.	241	357,321
ORIX Corp.	103,100	1,581,998
Park24 Co. Ltd.	3,500	70,623
Rakuten, Inc.	47,000	501,319
Rohto Pharmaceutical Co. Ltd.	25,000	350,194
Saint-Care Holding Corp.	3,800	63,850
Shin-Etsu Chemical Co. Ltd.	9,100	613,453
Softbank Corp.	14,800	733,990
Stanley Electric Co. Ltd.	33,900	650,187
Sumitomo Mitsui Financial Group, Inc.	30,000	1,418,021
Sumitomo Mitsui Trust Holdings, Inc.	158,000	794,030
Sumitomo Rubber Industries Ltd.	30,800	568,725
Takashimaya Co. Ltd.	15,000	177,305
Terumo Corp.	7,000	347,763
Toray Industries, Inc.	114,000	801,479
Toyota Motor Corp.	15,200	882,175
Yahoo! Japan Corp.	751	377,370
Yamada Denki Co. Ltd.	3,900	188,208
TOTAL JAPAN		25,798,635
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Eurofins Scientific SA	1,800	$ 391,134
Samsonite International SA	173,700	427,527
TOTAL LUXEMBOURG		818,661
Netherlands - 0.2%
ASML Holding NV (Netherlands)	9,719	723,219
LyondellBasell Industries NV Class A	4,000	242,800
TOTAL NETHERLANDS		966,019
New Zealand - 0.1%
Fletcher Building Ltd.	46,766	353,436
Norway - 0.4%
DnB ASA	56,200	918,555
Merkantildata ASA	35,400	379,077
Telenor ASA	42,400	952,925
TOTAL NORWAY		2,250,557
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	69,398	534,551
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	8,900	453,900
Singapore - 0.1%
Great Eastern Holdings Ltd.	15,000	216,043
K-REIT Asia	14,220	17,433
Keppel Corp. Ltd.	71,100	618,236
TOTAL SINGAPORE		851,712
South Africa - 0.0%
Nampak Ltd.	60,000	220,516
Spain - 0.2%
Criteria CaixaCorp SA (e)	188,900	699,298
Repsol YPF SA	26,938	631,473
TOTAL SPAIN		1,330,771
Sweden - 0.4%
ASSA ABLOY AB (B Shares) (e)	16,000	637,181
Svenska Cellulosa AB (SCA) (B Shares)	25,600	664,781
Svenska Handelsbanken AB (A Shares)	19,000	863,070
TOTAL SWEDEN		2,165,032
Switzerland - 2.5%
ACE Ltd.	3,000	267,420
Common Stocks - continued
	Shares	Value
Switzerland - continued
Adecco SA (Reg.)	9,793	$ 523,775
Aryzta AG	11,200	695,031
Nestle SA	53,954	3,847,595
Partners Group Holding AG	2,390	613,051
Roche Holding AG (participation certificate)	14,059	3,513,994
Schindler Holding AG (participation certificate)	5,164	774,211
Syngenta AG (Switzerland)	2,851	1,218,858
UBS AG	71,948	1,283,439
Zurich Insurance Group AG	3,708	1,035,273
TOTAL SWITZERLAND		13,772,647
Turkey - 0.1%
Coca-Cola Icecek A/S	14,000	390,462
United Kingdom - 5.5%
Anglo American PLC (United Kingdom)	14,500	352,494
Associated British Foods PLC	22,300	670,278
Barclays PLC	234,472	1,046,326
BG Group PLC	24,000	404,306
BHP Billiton PLC	50,654	1,425,038
British American Tobacco PLC (United Kingdom)	43,900	2,433,608
British Land Co. PLC	60,496	558,660
Bunzl PLC	27,700	550,326
Centrica PLC	197,000	1,135,297
Compass Group PLC	65,000	855,197
Dechra Pharmaceuticals PLC	41,800	466,198
Diageo PLC	54,436	1,662,345
Galliford Try PLC	29,300	448,532
GlaxoSmithKline PLC	53,100	1,370,059
HSBC Holdings PLC (United Kingdom)	106,800	1,169,673
ICAP PLC	86,700	387,596
ITV PLC	266,400	520,990
Kingfisher PLC	99,800	485,381
London Stock Exchange Group PLC	25,800	537,425
Meggitt PLC	78,500	571,401
Next PLC	9,700	656,792
Prudential PLC	72,465	1,246,005
Rolls-Royce Group PLC	57,827	1,015,029
Royal Dutch Shell PLC Class B (United Kingdom)	73,977	2,594,924
Schroders PLC	13,400	486,028
Serco Group PLC	54,152	520,264
SIG PLC	190,900	480,682
Standard Chartered PLC (United Kingdom)	50,566	1,270,100
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Wimpey PLC	532,500	$ 769,258
Tesco PLC	200,300	1,139,224
Unilever PLC	34,400	1,490,440
Vodafone Group PLC	518,000	1,580,572
William Hill PLC	81,600	539,969
TOTAL UNITED KINGDOM		30,840,417
United States of America - 30.3%
AbbVie, Inc.	20,000	921,000
AMC Networks, Inc. Class A (a)	5,000	315,050
American International Group, Inc. (a)	8,000	331,360
American Tower Corp.	44,300	3,720,757
Ameriprise Financial, Inc.	27,700	2,064,481
Amgen, Inc.	51,900	5,408,499
Amphenol Corp. Class A	18,000	1,359,360
Bank of America Corp.	413,000	5,084,030
Beam, Inc.	6,500	420,615
Berkshire Hathaway, Inc. Class B (a)	27,000	2,870,640
Biogen Idec, Inc. (a)	15,000	3,283,950
BlackRock, Inc. Class A	2,300	612,950
Cabela's, Inc. Class A (a)	40,000	2,568,000
Cabot Oil & Gas Corp.	117,000	7,961,850
Celgene Corp. (a)	21,000	2,479,470
Citigroup, Inc.	192,000	8,958,720
Colgate-Palmolive Co.	3,600	429,876
Comcast Corp. Class A	98,000	4,047,400
Cummins, Inc.	2,000	212,780
Discovery Communications, Inc. (a)	74,000	5,832,680
Eastman Chemical Co.	117,000	7,798,050
eBay, Inc. (a)	40,000	2,095,600
Ecolab, Inc.	40,000	3,384,800
EQT Corp.	20,000	1,502,400
Estee Lauder Companies, Inc. Class A	51,900	3,599,265
Gap, Inc.	6,000	227,940
Gilead Sciences, Inc. (a)	92,400	4,679,136
Google, Inc. Class A (a)	10,700	8,822,899
H&R Block, Inc.	31,000	859,940
Home Depot, Inc.	65,000	4,767,750
Illumina, Inc. (a)	5,000	323,450
ITC Holdings Corp.	8,000	737,760
J.B. Hunt Transport Services, Inc.	45,300	3,219,471
Kansas City Southern	10,000	1,090,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Kroger Co.	65,900	$ 2,265,642
lululemon athletica, Inc. (a)	100	7,613
MasterCard, Inc. Class A	14,000	7,741,020
McCormick & Co., Inc. (non-vtg.)	6,000	431,640
Mead Johnson Nutrition Co. Class A	24,000	1,946,160
Medivation, Inc. (a)	69,000	3,636,990
Monsanto Co.	7,000	747,740
Netflix, Inc. (a)	7,200	1,555,704
Noble Energy, Inc.	24,000	2,718,960
Onyx Pharmaceuticals, Inc. (a)	54,000	5,119,200
Oracle Corp.	12,400	406,472
Philip Morris International, Inc.	4,500	430,155
Pioneer Natural Resources Co.	28,300	3,459,109
Post Holdings, Inc. (a)	14,000	613,060
Prestige Brands Holdings, Inc. (a)	83,000	2,236,850
PulteGroup, Inc. (a)	15,200	319,048
PVH Corp.	26,000	3,000,660
Saia, Inc. (a)	31,000	1,268,520
SciQuest, Inc. (a)	42,000	960,120
Sempra Energy	18,000	1,491,300
ServiceNow, Inc.	32,000	1,310,720
SolarWinds, Inc. (a)	6,000	305,100
Southwest Airlines Co.	90,500	1,239,850
Spirit Airlines, Inc. (a)	11,000	293,700
SS&C Technologies Holdings, Inc. (a)	12,000	368,280
Teledyne Technologies, Inc. (a)	7,000	525,420
The Blackstone Group LP	100,000	2,055,000
The Cooper Companies, Inc.	22,700	2,506,080
The Travelers Companies, Inc.	37,000	3,160,170
The Walt Disney Co.	28,000	1,759,520
Toll Brothers, Inc. (a)	8,000	274,480
TripAdvisor, Inc. (a)	16,000	841,280
United Technologies Corp.	12,000	1,095,480
UnitedHealth Group, Inc.	25,000	1,498,250
Visa, Inc. Class A	16,000	2,695,360
Wal-Mart Stores, Inc.	51,700	4,018,124
Workday, Inc. Class A (e)	38,000	2,380,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Wyndham Worldwide Corp.	2,000	$ 120,160
Yahoo!, Inc. (a)	41,000	1,013,930
TOTAL UNITED STATES OF AMERICA		169,810,196
TOTAL COMMON STOCKS (Cost $287,131,252)		337,523,150
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,300	1,074,197
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	6,881,413	10,689
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $769,269)		1,084,886
Corporate Bonds - 8.7%
		Principal Amount (d)
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	218,120
Radian Group, Inc. 2.25% 3/1/19		170,000	223,856
TOTAL UNITED STATES OF AMERICA			441,976
Nonconvertible Bonds - 8.6%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	345,867
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	439,273
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,206
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	188,877	297,313
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	283,762
6.875% 3/14/26	GBP	150,000	300,627
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	213,212
TOTAL CAYMAN ISLANDS			1,094,914
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - 0.7%
Arkema SA 3.85% 4/30/20	EUR	300,000	$ 433,178
BNP Paribas 2.375% 9/14/17		400,000	410,270
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	551,332
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	339,673
Credit Logement SA 1.354% (g)(h)	EUR	250,000	206,983
EDF SA 4.625% 9/11/24	EUR	150,000	238,592
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,077,638
Iliad SA 4.875% 6/1/16	EUR	500,000	712,308
TOTAL FRANCE			3,969,974
Germany - 0.2%
Volkswagen Bank GmbH 1.125% 2/8/18 (Reg. S)	EUR	800,000	1,048,566
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	432,789
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		650,000	646,874
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	203,875
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	787,491
TOTAL IRELAND			991,366
Italy - 0.2%
Intesa Sanpaolo SpA:
1.8744% 11/12/17 (h)	GBP	150,000	210,867
4.875% 7/10/15	EUR	300,000	420,204
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	141,972
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	283,333
TOTAL ITALY			1,056,376
Japan - 0.1%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	554,723
Korea (South) - 0.3%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	396,683
5% 4/11/22		200,000	231,580
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	199,809
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		$ 450,000	$ 482,906
5% 9/30/14 (Reg. S)		200,000	209,972
TOTAL KOREA (SOUTH)			1,520,950
Luxembourg - 0.3%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	209,593
Glencore Finance (Europe) SA:
4.625% 4/3/18	EUR	150,000	219,102
6% 4/3/22	GBP	380,000	696,392
Pentair Finance SA 1.875% 9/15/17		150,000	150,620
Tyco Electronics Group SA 3.5% 2/3/22		300,000	310,219
TOTAL LUXEMBOURG			1,585,926
Mexico - 0.1%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	384,388
5% 3/30/20		400,000	460,529
TOTAL MEXICO			844,917
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,039,275
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	350,545
EDP Finance BV 5.75% 9/21/17	EUR	250,000	360,515
Heineken NV 1.4% 10/1/17 (f)		550,000	551,501
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	700,000	1,064,938
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	416,815
TOTAL NETHERLANDS			2,744,314
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	402,840
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	427,322
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	288,285
TOTAL SINGAPORE			715,607
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	519,601
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Spain - continued
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	$ 290,645
5.811% 9/5/17	EUR	300,000	455,312
TOTAL SPAIN			1,265,558
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	269,050
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23(Reg. S)		300,000	303,533
United Kingdom - 1.7%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	579,450
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	632,115
6.75% 1/16/23 (h)	GBP	300,000	523,010
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	217,144
8.125% 11/15/13		200,000	207,791
British Sky Broadcasting Group PLC 3.125% 11/26/22 (f)		300,000	303,768
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	493,749
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	198,234
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	327,099
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	187,960
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	434,514
4.75% 11/23/18	GBP	300,000	533,762
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	631,585
Firstgroup PLC 5.25% 11/29/22	GBP	550,000	937,113
Ford Credit Europe PLC 1.875% 5/12/16	EUR	300,000	400,823
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	666,846
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	214,882
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	478,413
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	439,560
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,982
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	283,312
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	290,621
William Hill PLC 7.125% 11/11/16	GBP	150,000	263,293
TOTAL UNITED KINGDOM			9,398,026
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - 3.1%
AbbVie, Inc. 1.75% 11/6/17 (f)		$ 400,000	$ 405,990
Altria Group, Inc.:
2.85% 8/9/22		500,000	499,058
9.25% 8/6/19		204,000	284,654
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	373,213
American Tower Corp. 3.5% 1/31/23		400,000	404,167
Apple, Inc. 2.4% 5/3/23		800,000	798,936
AutoZone, Inc. 3.125% 7/15/23		400,000	398,308
Avon Products, Inc. 5% 3/15/23		150,000	162,205
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	782,234
4.5% 1/14/22		150,000	169,397
Comcast Corp. 6.55% 7/1/39		350,000	475,390
Credit Suisse New York Branch 5% 5/15/13		400,000	400,625
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	328,155
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	286,011
Frontier Oil Corp. 6.875% 11/15/18		250,000	270,938
General Electric Capital Corp. 4.65% 10/17/21		250,000	285,758
General Electric Co.:
4.125% 10/9/42		200,000	212,039
5.25% 12/6/17		550,000	648,515
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	322,632
Marathon Oil Corp. 2.8% 11/1/22		350,000	349,913
Mattel, Inc. 1.7% 3/15/18		150,000	151,698
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	356,700
NBCUniversal Media LLC 4.375% 4/1/21		500,000	576,872
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	137,158
2.875% 5/30/24	EUR	150,000	208,154
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	136,086
PPL Energy Supply LLC 6.5% 5/1/18		160,000	190,238
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	335,395
Qwest Corp. 6.75% 12/1/21		650,000	765,096
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,241
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	186,336
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	332,521
2.45% 1/15/17 (f)		400,000	418,988
3.75% 1/15/22 (f)		200,000	218,729
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Southeast Supply Header LLC 4.85% 8/15/14 (f)		$ 300,000	$ 312,880
The Coca-Cola Co. 3.3% 9/1/21		350,000	383,527
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	547,016
5.5% 9/1/41		400,000	433,034
U.S. Bancorp 3% 3/15/22		500,000	523,102
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	151,218
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		225,000	245,722
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	645,600
Walt Disney Co.:
0.45% 12/1/15		350,000	349,991
1.1% 12/1/17		500,000	501,650
2.35% 12/1/22		750,000	747,885
Wells Fargo & Co. 3.676% 6/15/16		450,000	486,459
Xerox Corp. 2.95% 3/15/17		150,000	155,525
TOTAL UNITED STATES OF AMERICA			17,555,959
TOTAL NONCONVERTIBLE BONDS			48,488,883
TOTAL CORPORATE BONDS (Cost $45,715,072)			48,930,859
Government Obligations - 23.8%

Canada - 0.7%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,884,670
Germany - 6.3%
German Federal Republic:
Inflation-Indexed Bond:
0.1% 4/15/23	EUR	1,224,372	1,717,726
0.75% 4/15/18	EUR	994,878	1,431,481
0% 6/13/14	EUR	6,550,000	8,624,901
0.5% 10/13/17	EUR	2,600,000	3,460,194
1.5% 9/4/22	EUR	4,625,000	6,289,384
1.75% 10/9/15	EUR	200,000	274,459
2.5% 7/4/44	EUR	2,200,000	3,166,060
4% 1/4/18	EUR	1,050,000	1,621,620
4.75% 7/4/40	EUR	3,000,000	6,163,215
Government Obligations - continued
		Principal Amount (d)	Value
Germany - continued
German Federal Republic: - continued
5.5% 1/4/31	EUR	200,000	$ 404,602
5.625% 1/4/28	EUR	910,000	1,802,824
TOTAL GERMANY			34,956,466
Italy - 2.1%
Buoni Poliennali Del Tes 5.5% 11/1/22	EUR	2,000,000	2,976,965
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	6,650,000	8,861,146
TOTAL ITALY			11,838,111
Japan - 10.3%
Japan Government:
1.3% 6/20/20	JPY	1,616,000,000	17,615,867
1.3% 3/20/21	JPY	902,750,000	9,851,592
1.5% 3/20/14	JPY	1,680,000,000	17,444,529
1.7% 9/20/32	JPY	1,014,450,000	10,864,298
2% 9/20/40	JPY	181,000,000	2,023,124
TOTAL JAPAN			57,799,410
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,723,828
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,064,978
United Kingdom - 0.4%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	200,000	374,544
4.25% 3/7/36	GBP	350,000	675,644
4.5% 12/7/42	GBP	350,000	702,414
5% 9/7/14	GBP	50,000	82,648
6% 12/7/28	GBP	250,000	577,031
TOTAL UNITED KINGDOM			2,412,281
United States of America - 3.3%
U.S. Treasury Bonds:
2.75% 8/15/42		450,000	437,625
2.75% 11/15/42		550,000	534,359
3% 5/15/42		100,000	102,516
3.125% 11/15/41		2,850,000	3,000,070
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes:
0.125% 12/31/14		$ 500,000	$ 499,492
0.625% 9/30/17		2,300,000	2,305,750
0.875% 4/30/17		2,400,000	2,436,749
1% 3/31/17		1,100,000	1,122,343
1.625% 8/15/22		2,225,000	2,231,953
1.625% 11/15/22		6,000,000	5,992,500
TOTAL UNITED STATES OF AMERICA			18,663,357
TOTAL GOVERNMENT OBLIGATIONS (Cost $135,572,917)			133,343,101
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6901% 5/17/60 (h)		300,000	301,040
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9044% 10/18/54 (h)	GBP	241,023	378,386
Granite Master Issuer PLC Series 2005-1 Class A5, 0.298% 12/20/54 (h)	EUR	168,964	219,402
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6771% 10/15/54 (h)		245,897	247,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,144,223)			1,146,541
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.456% 8/18/17 (h)	EUR	147,981	185,635
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.615% 7/20/16 (h)	EUR	115,204	151,930
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 0.7144% 4/19/21 (h)	GBP	145,694	$ 212,735
REC Plantation Place Ltd. Series 5 Class A, 0.7344% 7/25/16 (Reg. S) (h)	GBP	94,765	146,910
TOTAL UNITED KINGDOM			359,645
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $692,864)			697,210
Fixed-Income Funds - 1.5%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	565,536	6,283,106
Fidelity High Income Central Fund 1 (i)	18,875	1,987,153
TOTAL FIXED-INCOME FUNDS (Cost $7,479,587)		8,270,259
Equity Central Funds - 0.3%

Fidelity Emerging Markets Equity Central Fund (i) (Cost $1,702,959)	8,700	1,790,025
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.13% (b)	23,133,413	23,133,413
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,849,354	5,849,354
TOTAL MONEY MARKET FUNDS (Cost $28,982,767)		28,982,767
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $509,190,910)		561,768,798
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(912,593)
NET ASSETS - 100%		$ 560,856,205
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,009,061 or 0.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,260
Fidelity Emerging Markets Debt Central Fund	299,870
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	283,143
Fidelity Securities Lending Cash Central Fund	35,355
Total	$ 666,317
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 491,756	$ 7,996,950	$ 6,283,106	5.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	3,506,936	1,790,025	0.3%
Fidelity High Income Central Fund 1	10,417,086	283,143	9,007,803	1,987,153	0.5%
Total	$ 24,137,087	$ 5,744,406	$ 20,511,689	$ 10,060,284
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,690,537	$ 43,314,937	$ 5,375,600	$ -
Consumer Staples	36,494,988	22,780,146	13,714,842	-
Energy	24,260,834	19,782,936	4,477,898	-
Financials	69,211,700	56,797,541	12,414,159	-
Health Care	47,270,427	40,999,838	6,270,589	-
Industrials	35,282,498	33,015,521	2,266,977	-
Information Technology	40,753,139	36,976,805	3,776,334	-
Materials	26,592,397	18,537,997	8,054,400	-
Telecommunication Services	5,601,566	2,132,352	3,469,214	-
Utilities	4,449,950	4,449,950	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 48,930,859	$ -	$ 48,930,859	$ -
Government Obligations	133,343,101	-	133,343,101	-
Collateralized Mortgage Obligations	1,146,541	-	1,146,541	-
Commercial Mortgage Securities	697,210	-	697,210	-
Fixed-Income Funds	8,270,259	8,270,259	-	-
Equity Central Funds	1,790,025	1,790,025	-	-
Money Market Funds	28,982,767	28,982,767	-	-
Total Investments in Securities:	$ 561,768,798	$ 317,831,074	$ 243,937,724	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 7,720,204
Level 2 to Level 1	$ 0
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.3%
AAA,AA,A	22.2%
BBB	5.1%
BB	0.6%
B	0.3%
CCC,CC,C	0.3%
Not Rated	2.4%
Equities	60.7%
Short-Term Investments and Net Other Assets	5.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,594,576) - See accompanying schedule: Unaffiliated issuers (cost $471,025,597)	$ 522,725,748
Fidelity Central Funds (cost $38,165,313)	39,043,050
Total Investments (cost $509,190,910)		$ 561,768,798
Cash		304,892
Foreign currency held at value (cost $40,199)		40,267
Receivable for investments sold		11,056,319
Receivable for fund shares sold		1,268,249
Dividends receivable		721,680
Interest receivable		1,336,887
Distributions receivable from Fidelity Central Funds		10,848
Prepaid expenses		340
Receivable from investment adviser for expense reductions		3,344
Other receivables		39,963
Total assets		576,551,587

Liabilities
Payable for investments purchased	$ 8,861,323
Payable for fund shares redeemed	407,874
Accrued management fee	322,144
Distribution and service plan fees payable	27,628
Other affiliated payables	116,742
Other payables and accrued expenses	110,317
Collateral on securities loaned, at value	5,849,354
Total liabilities		15,695,382

Net Assets		$ 560,856,205
Net Assets consist of:
Paid in capital		$ 476,062,792
Undistributed net investment income		1,819,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,392,356
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,581,401
Net Assets		$ 560,856,205

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,211,362 ÷ 1,273,256 shares)	$ 24.51

Maximum offering price per share (100/94.25 of $24.51)	$ 26.01
Class T: Net Asset Value and redemption price per share ($14,823,970 ÷ 607,315 shares)	$ 24.41

Maximum offering price per share (100/96.50 of $24.41)	$ 25.30
Class B: Net Asset Value and offering price per share ($2,348,585 ÷ 96,337 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($16,594,257 ÷ 685,272 shares)A	$ 24.22

Global Balanced: Net Asset Value, offering price and redemption price per share ($493,426,791 ÷ 20,004,530 shares)	$ 24.67

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,451,240 ÷ 99,565 shares)	$ 24.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,930,292
Interest		2,078,488
Income from Fidelity Central Funds		666,317
Income before foreign taxes withheld		5,675,097
Less foreign taxes withheld		(147,475)
Total income		5,527,622

Expenses
Management fee	$ 1,900,763
Transfer agent fees	551,718
Distribution and service plan fees	155,150
Accounting and security lending fees	137,751
Custodian fees and expenses	111,012
Independent trustees' compensation	1,000
Registration fees	81,773
Audit	41,072
Legal	2,032
Miscellaneous	1,962
Total expenses before reductions	2,984,233
Expense reductions	(97,130)	2,887,103
Net investment income (loss)		2,640,519
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,641,402
Fidelity Central Funds	1,730,840
Foreign currency transactions	(538,438)
Capital gain distributions from Fidelity Central Funds	191,886
Total net realized gain (loss)		32,025,690
Change in net unrealized appreciation (depreciation) on: Investment securities	2,233,555
Assets and liabilities in foreign currencies	(1,566)
Total change in net unrealized appreciation (depreciation)		2,231,989
Net gain (loss)		34,257,679
Net increase (decrease) in net assets resulting from operations		$ 36,898,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,640,519	$ 7,501,676
Net realized gain (loss)	32,025,690	24,627,271
Change in net unrealized appreciation (depreciation)	2,231,989	7,874,993
Net increase (decrease) in net assets resulting from operations	36,898,198	40,003,940
Distributions to shareholders from net investment income	(6,429,111)	(5,592,973)
Distributions to shareholders from net realized gain	(6,490,956)	(2,173,830)
Total distributions	(12,920,067)	(7,766,803)
Share transactions - net increase (decrease)	9,559,729	(70,009,704)
Redemption fees	3,397	8,000
Total increase (decrease) in net assets	33,541,257	(37,764,567)

Net Assets
Beginning of period	527,314,948	565,079,515
End of period (including undistributed net investment income of $1,819,656 and undistributed net investment income of $5,608,248, respectively)	$ 560,856,205	$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.27	.22	.17	.12
Net realized and unrealized gain (loss)	1.50	1.41	.22	2.43	4.39
Total from investment operations	1.59	1.68	.44	2.60	4.51
Distributions from net investment income	(.24)	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.53)	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.51	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B, C, D	6.91%	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.33% A	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.30% A	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	.75% A	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,211	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.21	.17	.13	.11
Net realized and unrealized gain (loss)	1.50	1.41	.22	2.42	4.37
Total from investment operations	1.56	1.62	.39	2.55	4.48
Distributions from net investment income	(.18)	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.47)	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.41	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B, C, D	6.81%	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59% A	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.56% A	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.50% A	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,824	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.09	.04	.02	.05
Net realized and unrealized gain (loss)	1.49	1.41	.23	2.41	4.35
Total from investment operations	1.49	1.50	.27	2.43	4.40
Distributions from net investment income	(.04)	-	(.04)	(.16)	-
Distributions from net realized gain	(.29)	(.08)	(.11)	(.08)	-
Total distributions	(.33)	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.38	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B, C, D	6.49%	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.12% A	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.08% A	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	(.03)% A	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,349	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.09	.05	.03	.05
Net realized and unrealized gain (loss)	1.49	1.41	.22	2.40	4.36
Total from investment operations	1.48	1.50	.27	2.43	4.41
Distributions from net investment income	(.06)	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.35)	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.22	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B, C, D	6.50%	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.11% A	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	(.06)% A	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,594	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Income from Investment Operations
Net investment income (loss) D	.12	.33	.29	.24	.28	.40
Net realized and unrealized gain (loss)	1.52	1.44	.22	2.43	2.95	(6.70)
Total from investment operations	1.64	1.77	.51	2.67	3.23	(6.30)
Distributions from net investment income	(.30)	(.24)	(.21)	(.23)	(.38)	(.33)
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	(.17)	(1.83)
Total distributions	(.59)	(.33)	(.32)	(.30) I	(.55)	(2.16)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.67	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Total Return B, C	7.09%	8.11%	2.34%	13.76%	19.86%	(26.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.03%	1.05%	1.11%	1.24%	1.13%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.05%	1.10%	1.23%	1.13%
Expenses net of all reductions	1.01% A	1.02%	1.04%	1.08%	1.21%	1.11%
Net investment income (loss)	1.04% A	1.48%	1.29%	1.16%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 493,427	$ 468,758	$ 520,753	$ 542,319	$ 419,747	$ 345,279
Portfolio turnover rate F	211% A	157%	197%	178%	252%	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.12	.33	.28	.23	.21
Net realized and unrealized gain (loss)	1.51	1.43	.21	2.44	4.35
Total from investment operations	1.63	1.76	.49	2.67	4.56
Distributions from net investment income	(.30)	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.29)	(.09)	(.11)	(.08)	-
Total distributions	(.59)	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B, C	7.06%	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05% A	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.05% A	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.01% A	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	1.04% A	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,451	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	211% A	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,751,758
Gross unrealized depreciation	(7,174,727)
Net unrealized appreciation (depreciation) on securities and other investments	$ 51,577,031

Tax cost	$ 510,191,767

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $516,074,510 and $535,777,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,671	$ 958
Class T	.25%	.25%	35,162	292
Class B	.75%	.25%	11,797	8,874
Class C	.75%	.25%	73,520	20,705
			$ 155,150	$ 30,829

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,581
Class T	3,488
Class B*	3,118
Class C*	1,402
$ 20,589

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33,129.24
Class T	17,354.25
Class B	3,245.28
Class C	22,069.30
Global Balanced	473,663.20
Institutional Class	2,258.21
	$ 551,718

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,228 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $700 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $35,355. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93,786 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,344.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 270,108	$ 183,672
Class T	106,614	86,456
Class B	3,936	-
Class C	36,163	22,825
Global Balanced	5,986,097	5,284,338
Institutional Class	26,193	15,682
Total	$ 6,429,111	$ 5,592,973

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net realized gain
Class A	$ 326,381	$ 85,585
Class T	170,817	46,353
Class B	29,264	8,719
Class C	171,922	43,221
Global Balanced	5,767,336	1,984,414
Institutional Class	25,236	5,538
Total	$ 6,490,956	$ 2,173,830

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	242,394	429,393	$ 5,761,700	$ 9,630,018
Reinvestment of distributions	24,168	11,691	560,464	250,430
Shares redeemed	(132,528)	(246,721)	(3,133,260)	(5,509,325)
Net increase (decrease)	134,034	194,363	$ 3,188,904	$ 4,371,123
Class T
Shares sold	65,261	257,238	$ 1,541,125	$ 5,661,128
Reinvestment of distributions	10,034	5,007	231,879	106,901
Shares redeemed	(53,407)	(148,499)	(1,259,963)	(3,309,966)
Net increase (decrease)	21,888	113,746	$ 513,041	$ 2,458,063
Class B
Shares sold	5,661	12,958	$ 134,965	$ 280,676
Reinvestment of distributions	1,278	361	29,567	7,708
Shares redeemed	(15,088)	(18,563)	(355,957)	(409,711)
Net increase (decrease)	(8,149)	(5,244)	$ (191,425)	$ (121,327)
Class C
Shares sold	154,210	282,746	$ 3,625,149	$ 6,184,980
Reinvestment of distributions	7,987	2,666	183,549	56,618
Shares redeemed	(74,526)	(129,408)	(1,740,363)	(2,874,652)
Net increase (decrease)	87,671	156,004	$ 2,068,335	$ 3,366,946

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Global Balanced
Shares sold	2,173,010	3,839,579	$ 51,808,559	$ 85,808,068
Reinvestment of distributions	477,782	320,351	11,137,090	6,893,955
Shares redeemed	(2,492,741)	(7,786,873)	(59,348,501)	(173,430,973)
Net increase (decrease)	158,051	(3,626,943)	$ 3,597,148	$ (80,728,950)
Institutional Class
Shares sold	25,940	104,670	$ 617,622	$ 2,281,441
Reinvestment of distributions	1,992	864	46,340	18,558
Shares redeemed	(11,760)	(73,978)	(280,236)	(1,655,558)
Net increase (decrease)	16,172	31,556	$ 383,726	$ 644,441

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GBL-USAN-0613
1.848652.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013